UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10427
RiverSource International Managers Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                  (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: April 30, 2011

Item 1.	Reports to Stockholders.
Semiannual Report

Semiannual Report

RiverSource
Partners International Select Growth Fund

Semiannual Report for the Period Ended
April 30, 2011

RiverSource Partners International Select Growth Fund seeks to provide shareholders with long-term capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	9

Portfolio of Investments	11

Statement of Assets and Liabilities	28

Statement of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	33

Notes to Financial Statements	39

Proxy Voting	56

Approval of Investment Management Services Agreements	56

Results of Meetings of Shareholders	61

In August 2010, the Board of Directors of RiverSource Partners International Select Growth Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbiasm Acorn International®. The proposal was approved at a meeting of shareholders held on April 27, 2011 and the merger is expected to occur on or about August 12, 2011. For more information, see “Results of Meeting of Shareholders”.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Partners International Select Growth Fund (the Fund) Class A shares increased 12.36% (excluding sales charge) for the six month period ended April 30, 2011.

>	The Fund underperformed its benchmark, the S&P Global ex-U.S. SmallCap Index, which rose 15.04% during the same period.

>	The Fund underperformed its peer group, represented by the Lipper International Small-Cap Funds Index, which returned 14.95% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	9/28/01
RiverSource Partners International Select Growth Fund Class A (excluding sales charge)	+12.36%	+23.54%	-2.15%	+2.00%	+8.80%

S&P Global ex-U.S. SmallCap Index(1) (unmanaged)	+15.04%	+25.47%	+3.38%	+5.36%	+15.02%

Lipper International Small-Cap Funds Index(2) (unmanaged)	+14.95%	+26.62%	+2.38%	+3.56%	+13.95%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

(1)	The S&P Global ex-U.S. SmallCap Index, an unmanaged benchmark, measures the small stock component of the S&P Global-ex US Broad Market Index. The benchmark consists of the bottom 15% of float-adjusted market capitalization stocks within developed and emerging markets globally (excluding the US).
(2)	The Lipper International Small-Cap Funds Index includes the 30 largest international small-cap funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at April 30, 2011
					Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 9/28/01)	+12.36%	+23.54%	-2.15%	+2.00%	+8.80%

Class B (inception 9/28/01)	+11.95%	+22.41%	-2.91%	+1.23%	+7.96%

Class C (inception 9/28/01)	+11.97%	+22.46%	-2.87%	+1.26%	+7.98%

Class I (inception 3/4/04)	+12.63%	+23.97%	-1.72%	+2.45%	+8.59%

Class R (inception 8/3/09)	+12.37%	+23.04%	N/A	N/A	+20.70%

Class R5 (inception 8/3/09)	+12.60%	+23.91%	N/A	N/A	+21.64%

With sales charge
Class A (inception 9/28/01)	+5.89%	+16.44%	-4.06%	+0.80%	+8.13%

Class B (inception 9/28/01)	+6.95%	+17.41%	-3.86%	+0.93%	+7.96%

Class C (inception 9/28/01)	+10.97%	+21.46%	-2.87%	+1.26%	+7.98%

*	Not annualized.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R and Class R5 shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

COUNTRY BREAKDOWN(1) (at April 30, 2011)

Australia	2.0%

Belgium	1.0

Bermuda	0.3

Brazil	4.4

Canada	5.7

Chile	0.3

China	4.2

Czech Republic	0.5

Denmark	1.2

Egypt	0.0	*

Finland	0.7

France	4.0

Germany	4.0

Greece	0.4

Hong Kong	3.1

India	3.0

Indonesia	0.0	*

Ireland	1.0

Israel	0.8

Italy	2.6

Japan	16.3

Luxembourg	0.7

Malaysia	0.1

Malta	0.2

Mexico	0.5

Mongolia	0.4

Netherlands	6.9

Norway	0.1

Portugal	0.7

Russia	0.2

Singapore	4.9

South Africa	3.6

South Korea	1.3

Spain	0.6

Sweden	2.6

Switzerland	3.8

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance (continued)

COUNTRY BREAKDOWN(1) (at April 30, 2011) (continued)

Taiwan	3.0%

Thailand	0.3

United Kingdom	7.4

United States	3.7

Other(2)	3.5

*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at April 30, 2011)

Hexagon AB, Series B (Sweden)	1.8%

Olam International Ltd. (Singapore)	1.3

Melco Crown Entertainment Ltd., ADR (Hong Kong)	1.2

Zhaojin Mining Industry Co., Ltd., Series H (China)	1.2

Localiza Rent a Car SA (Brazil)	1.1

Fugro NV-CVA (Netherlands)	1.1

Intertek Group PLC (United Kingdom)	1.1

Kansai Paint Co., Ltd. (Japan)	1.1

Naspers Ltd., Series N (South Africa)	1.0

Eurofins Scientific (Belgium)	1.0

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

8  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until April 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for each class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Nov. 1, 2010	April 30, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,123.60	$8.21	1.55%

Hypothetical (5% return before expenses)	$1,000	$1,017.20	$7.80	1.55%

Class B

Actual(b)	$1,000	$1,119.50	$12.15	2.30%

Hypothetical (5% return before expenses)	$1,000	$1,013.46	$11.55	2.30%

Class C

Actual(b)	$1,000	$1,119.70	$12.15	2.30%

Hypothetical (5% return before expenses)	$1,000	$1,013.46	$11.55	2.30%

Class I

Actual(b)	$1,000	$1,126.30	$5.83	1.10%

Hypothetical (5% return before expenses)	$1,000	$1,019.45	$5.54	1.10%

Class R

Actual(b)	$1,000	$1,123.70	$9.69	1.83%

Hypothetical (5% return before expenses)	$1,000	$1,015.81	$9.20	1.83%

Class R5

Actual(b)	$1,000	$1,126.00	$5.88	1.11%

Hypothetical (5% return before expenses)	$1,000	$1,019.40	$5.59	1.11%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended April 30, 2011: +12.36% for Class A, +11.95% for Class B, +11.97% for Class C, +12.63% for Class I, +12.37% for Class R and +12.60% for Class R5.

10  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

April 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (95.2%)(c)
Issuer	Shares		Value(a)

Australia (2.0%)
Cochlear Ltd.	27,710		$2,449,876
SAI Global Ltd.	433,761		2,384,722
Seek Ltd.	60,000	(d)	459,018
UGL Ltd.	147,513		2,445,896

Total			7,739,512

Belgium (1.0%)
Eurofins Scientific	35,700		3,847,335
EVS Broadcast Equipment SA	2,000		137,006

Total			3,984,341

Bermuda (0.3%)
Textainer Group Holdings Ltd.	36,504	(d)	1,294,432

Brazil (3.5%)
Localiza Rent a Car SA	250,000		4,298,563
Mills Estruturas e Servicos de Engenharia SA	187,200		2,489,336
MRV Engenharia e Participacoes SA	202,100		1,763,815
Multiplus SA	63,000		1,285,870
Natura Cosmeticos SA	77,300		2,169,333
PDG Realty SA Empreendimentos e Participacoes	260,000		1,530,384

Total			13,537,301

Canada (5.7%)
AG Growth International, Inc.	32,100	(d)	1,654,957
Baytex Energy Corp. Unit	43,695	(b,d)	2,698,408
Black Diamond Group Ltd.	37,288	(d)	1,077,476
Canacol Energy Ltd.	534,000	(b)	722,422
CCL Industries, Inc., Class B	77,383		2,588,566
DeeThree Exploration Ltd.	72,400	(b)	299,196
DeeThree Exploration Ltd.	167,000	(b)	690,134
Eacom Timber Corp.	420,000	(b)	190,879
Guyana Goldfields, Inc.	50,000	(b)	494,108
Horizon North Logistics, Inc.	149,814	(b)	744,201
Ivanhoe Mines Ltd.	50,863	(b)	1,336,680
Ivanhoe Mines Ltd.	64,282	(b)	1,685,605
Madalena Ventures, Inc.	400,000	(b)	304,391
Onex Corp.	37,900	(d)	1,422,026
Pan Orient Energy Corp.	95,096	(b)	613,101
ShawCor Ltd., Class A	101,647		3,637,655
Southern Arc Minerals, Inc.	352,500	(b,e,f)	580,080
Sterling Resources Ltd.	175,000	(b)	726,893
Tahoe Resources, Inc.	36,400	(b)	827,911

Total			22,294,689

Chile (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR	20,210	(d)	1,233,416

China (4.2%)
51job, Inc., ADR	15,500	(b)	867,845
China Communications Services Corp., Ltd., Series H	2,809,000		1,717,195
China Yurun Food Group Ltd.	726,200		2,668,210
Jiangsu Expressway Co., Ltd., Series H	2,182,000		2,314,478
New Oriental Education & Technology Group, ADR	16,550	(b)	2,062,792
Noah Holdings Ltd., ADR	16,300	(b,d)	293,237

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

China (cont.)
Shandong Weigao Group Medical Polymer Co., Ltd., Series H	650,000		$1,784,577
Zhaojin Mining Industry Co., Ltd., Series H	959,506		4,451,308
Zuoan Fashion Ltd., ADR	46,500	(b,d)	319,455

Total			16,479,097

Czech Republic (0.5%)
Komercni Banka AS	7,168		1,890,349

Denmark (1.2%)
Novozymes A/S, Series B	18,193		3,143,515
SimCorp A/S	9,275		1,685,493

Total			4,829,008

Egypt ( — %)
Paints & Chemical Industry Co.	15,000		90,930

Finland (0.7%)
Poyry OYJ	55,285	(d)	941,682
Stockmann OYJ Abp, Series B	60,439	(d)	1,854,839

Total			2,796,521

France (4.0%)
Hi-Media SA	108,104	(b)	662,890
Mersen	35,108		2,134,089
Neopost SA	36,000	(d)	3,434,965
Norbert Dentressangle SA	13,300		1,565,503
Pierre & Vacances	19,200	(d)	1,712,826
Rubis	16,300		2,003,848
Saft Groupe SA	53,700		2,465,671
Teleperformance	39,800		1,518,841

Total			15,498,633

Germany (4.0%)
CTS Eventim AG	26,696		2,000,764
Deutsche Beteiligungs AG	20,086		589,950
ElringKlinger AG	33,100		1,161,182
Rational AG	8,593	(b)	2,375,592
Rheinmetall AG	37,500	(d)	3,363,691
Rhoen Klinikum AG	65,993	(d)	1,509,680
Vossloh AG	14,280	(d)	2,052,899
Wirecard AG	126,041		2,406,378

Total			15,460,136

Greece (0.4%)
Intralot SA-Integrated Lottery Systems & Services	384,900		1,373,928

Hong Kong (3.1%)
Hong Kong Exchanges and Clearing Ltd.	46,000		1,051,931
Lifestyle International Holdings Ltd.	1,050,000		3,008,583
Melco Crown Entertainment Ltd., ADR	416,100	(b,d)	4,468,914
REXLot Holdings Ltd.	14,984,326		1,525,197
SA SA International Holdings Ltd.	2,060,000		1,235,858
Wasion Group Holdings Ltd.	1,700,000	(d)	887,237

Total			12,177,720

India (3.0%)
Asian Paints Ltd.	20,800		1,306,763
Housing Development Finance Corp.	68,922		1,102,569
Infrastructure Development Finance Co., Ltd.	366,600		1,207,503
Jain Irrigation Systems Ltd.	456,240		1,889,906
Manappuram General Finance & Leasing Ltd.	341,000		1,026,477
Mundra Port and Special Economic Zone Ltd.	378,100		1,236,807
REI Agro Ltd.	1,915,400		1,148,312
S Kumars Nationwide Ltd.	599,100	(b)	926,451

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

India (cont.)
Shriram Transport Finance Co., Ltd.	114,500		$2,009,019

Total			11,853,807

Indonesia ( — %)
Ace Hardware Indonesia Tbk PT	133,400		41,279

Ireland (1.0%)
Paddy Power PLC	27,742		1,355,150
United Drug PLC	719,852		2,481,068

Total			3,836,218

Israel (0.8%)
Israel Chemicals Ltd.	171,778		3,048,874

Italy (2.6%)
Ansaldo STS SpA	130,000		2,008,291
CIR — Compagnie Industriali Riunite SpA	582,300	(b,d)	1,526,579
Credito Emiliano SpA	256,297	(d)	1,765,966
Geox SpA	210,000		1,484,290
Terna Rete Elettrica Nazionale SpA	264,200	(d)	1,322,661
Tod’s SpA	14,900		2,022,636

Total			10,130,423

Japan (16.1%)
Advance Residence Investment Corp.	1,250		2,618,039
Aeon Delight Co., Ltd.	109,738		2,103,462
Aeon Mall Co., Ltd.	53,874		1,295,687
Ain Pharmaciez, Inc.	44,092		1,716,513
Asahi Diamond Industrial Co., Ltd.	85,000	(d)	1,768,112
Asics Corp.	191,620		2,771,171
Daiseki Co., Ltd.	70,229	(d)	1,490,639
Fukuoka REIT Co.	169		1,254,567
Glory Ltd.	58,062		1,275,161
Gree, Inc.	131,800	(d)	2,714,206
Hamamatsu Photonics KK	44,254	(d)	1,741,323
Hoshizaki Electric Co., Ltd.	97,300		1,891,478
Ibiden Co., Ltd.	47,244	(d)	1,595,076
Icom, Inc.	40,158	(d)	1,190,219
Japan Airport Terminal Co., Ltd.	89,472		1,157,252
Jupiter Telecommunications Co., Ltd.	1,428		1,534,831
Kakaku.com, Inc.	153		881,712
Kamigumi Co., Ltd.	205,394		1,759,160
Kansai Paint Co., Ltd.	450,600	(d)	4,064,330
Kintetsu World Express, Inc.	55,651		1,879,943
Kuraray Co., Ltd.	113,200		1,649,042
Makita Corp.	30,285		1,392,530
Miura Co., Ltd.	36,650	(d)	1,041,309
Mori Hills REIT Investment Corp.	205		709,951
Nakanishi, Inc.	16,262		1,706,156
Nippon Sheet Glass Co., Ltd.	427,000	(d)	1,257,353
Orix JREIT, Inc.	380	(d)	2,074,464
Osaka Securities Exchange Co., Ltd.	318		1,624,212
Pigeon Corp.	27,500		946,970
Seven Bank Ltd.	1,248	(d)	2,365,203
Shimadzu Corp.	152,000	(d)	1,320,553
Shinsei Bank Ltd.	1,207,800		1,452,469
Sintokogio Ltd.	84,600		846,480
Start Today Co., Ltd.	120,000		2,097,882
Suruga Bank Ltd.	36,095		301,274
Torishima Pump Manufacturing Co., Ltd.	67,963	(d)	1,086,657
Tsumura & Co.	49,204	(d)	1,530,430
Ushio, Inc.	75,339		1,534,015
Wacom Co., Ltd.	1,369		1,749,631

Total			63,389,462

Luxembourg (0.6%)
GlobeOp Financial Services SA	188,000		1,362,872
L’Occitane International SA	481,000	(b)	1,153,162

Total			2,516,034

Malaysia (0.1%)
PureCircle Ltd.	218,348	(b)	374,344

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Malta (0.2%)
Unibet Group PLC, SDR	39,000		$856,813

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	34,478		2,039,718

Mongolia (0.4%)
Mongolian Mining Corp.	1,462,300	(b)	1,716,875

Netherlands (6.9%)
Aalberts Industries NV	134,272	(d)	3,396,819
Arcadis NV	69,222		1,787,066
Core Laboratories NV	14,084		1,351,782
Fugro NV-CVA	45,371		4,161,775
Gemalto NV	30,000		1,537,656
Imtech NV	81,903	(d)	3,110,405
Koninklijke Ten Cate NV	73,699	(d)	3,411,228
Koninklijke Vopak NV	69,186	(d)	3,316,087
Unit 4 NV	92,550		3,472,248
USG People NV	64,182	(b)	1,270,519

Total			26,815,585

Norway (0.1%)
Atea ASA	24,900	(d)	275,264

Portugal (0.7%)
Banco Comercial Portugues SA, Series R	1,389,357	(b,d)	1,109,179
REN — Redes Energeticas Nacionais SA	432,600	(b)	1,646,716

Total			2,755,895

Russia (0.2%)
Mail.ru Group Ltd., GDR	21,400	(b,d)	656,980

Singapore (4.9%)
Ascendas Real Estate Investment Trust	1,372,649		2,279,757
CDL Hospitality Trusts	1,367,400		2,258,502
Goodpack Ltd.	749,000		1,213,022
Hutchinson Port Holdings Trust Unit	1,800,000	(b)	1,656,000
Mapletree Commercial Trust	1,499,900	(b)	1,078,315
Mapletree Industrial Trust	2,200,000	(d)	1,944,255
Mapletree Logistics Trust	2,960,000		2,189,851
Olam International Ltd.	2,081,500	(d)	4,890,036
Singapore Exchange Ltd.	238,000	(d)	1,518,499

Total			19,028,237

South Africa (3.6%)
Adcock Ingram Holdings Ltd.	302,000		2,806,093
Coronation Fund Managers Ltd.	249,700		722,666
Mr Price Group Ltd.	273,484		2,799,410
Naspers Ltd., Series N	65,138		3,919,193
Northam Platinum Ltd.	343,700		2,266,902
RMI Holdings	761,600		1,375,868

Total			13,890,132

South Korea (1.3%)
MegaStudy Co., Ltd.	7,800		1,107,943
NHN Corp.	9,100	(b)	1,805,314
Woongjin Coway Co., Ltd.	68,800		2,299,279

Total			5,212,536

Spain (0.6%)
Red Electrica Corp. SA	36,136		2,305,764

Sweden (2.6%)
Hexagon AB, Series B	260,515	(d)	6,768,920
Orc Software AB	47,300	(b,d)	759,311
Sweco AB, Series B	231,111	(d)	2,466,989

Total			9,995,220

Switzerland (3.8%)
Aryzta AG	19,058		1,047,250
Bank Sarasin & Cie AG, Series B	41,632		1,828,920
Geberit AG	10,955		2,564,610
Kuehne & Nagel International AG	19,271		3,078,904
Partners Group Holding AG	13,950		2,962,561
Sika AG	1,313		3,351,565

Total			14,833,810

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Taiwan (3.0%)
China Steel Chemical Corp.	194,000		$1,195,147
Everlight Electronics Co., Ltd.	428,410		1,226,505
Far EasTone Telecommunications Co., Ltd.	725,400		1,100,552
Formosa International Hotels Corp.	66,808		1,245,244
President Chain Store Corp.	318,600		1,749,018
Simplo Technology Co., Ltd.	451,200		3,062,479
Sinyi Realty Co.	72,300		150,428
St. Shine Optical Co., Ltd.	78,000		1,144,883
Taiwan Hon Chuan Enterprise Co., Ltd.	322,000		942,888

Total			11,817,144

Thailand (0.3%)
Home Product Center PCL	4,638,867		1,339,043

United Kingdom (7.4%)
Abcam PLC	188,765	(b)	1,241,508
Archipelago Resources PLC	1,869,380	(b)	2,047,801
Chemring Group PLC	323,474	(b)	3,628,294
Cobham PLC	400,000		1,527,900
Flybe Group PLC	125,500	(b)	481,098
Intertek Group PLC	115,000		4,085,368
Jardine Lloyd Thompson Group PLC	137,000		1,615,544
KESA Electricals PLC	252,800		545,684
Next PLC	34,000		1,273,887
Petropavlovsk PLC	117,500		1,760,648
Premier Oil PLC	38,500	(b)	1,293,997
Rotork PLC	42,000		1,206,901
Serco Group PLC	395,000		3,736,082
Shaftesbury PLC	52,400		450,402
Smith & Nephew PLC	97,353		1,069,184
Tullow Oil PLC	43,081		1,033,652
Workspace Group PLC	3,775,000		1,828,615

Total			28,826,565

United States (3.6%)
Alexion Pharmaceuticals, Inc.	24,432	(b,d)	2,367,216
Atwood Oceanics, Inc.	79,661	(b)	3,579,168
BioMarin Pharmaceutical, Inc.	71,738	(b)	1,929,035
Bristow Group, Inc.	24,493	(b)	1,136,475
Central European Distribution Corp.	58,230	(b,d)	688,279
FMC Technologies, Inc.	41,064	(b)	1,908,655
Gulf United Energy, Inc., PIPE	1,333,000	(b,e,f)	455,886
World Fuel Services Corp.	54,574	(d)	2,160,039

Total			14,224,753

Total Common Stocks
(Cost: $282,033,025)			$372,460,788

Preferred Stocks (0.9%)(c)
Issuer	Shares		Value(a)

Brazil
Suzano Papel e Celulose SA	352,925		$3,472,717

Total Preferred Stocks
(Cost: $2,959,828)			$3,472,717

Rights (—%)(c)
Issuer	Shares		Value(a)

Portugal
Banco Comerical Portugues SA	1,389,357	(b)	$47,330

Total Rights
(Cost: $ — )			$47,330

Money Market Fund (3.5%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.195%	13,629,900	(g)	$13,629,900

Total Money Market Fund
(Cost: $13,629,900)			$13,629,900

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Investments of Cash Collateral Received for Securities on Loan (16.7%)
		Amount
	Effective	Payable at
Issuer	Yield	Maturity	Value(a)

Certificates of Deposit (2.1%)
Erste Bank der Oesterreichischen Sparkassen AG 05-05-11	0.330%	$1,250,000	$1,250,000
Skandinaviska Enskilda Banken 05-06-11	0.210	2,000,000	2,000,000
Sumitomo Trust & Banking Co., Ltd. 05-16-11	0.370	999,086	999,086
The Bank of Tokyo-Mitsubishi UFJ, Ltd. 05-02-11	0.100	3,000,000	3,000,000
United Overseas Bank Ltd. 07-25-11	0.290	1,000,000	1,000,000

Total			8,249,086

Commercial Paper (0.5%)
Macquarie Bank Ltd. 06-30-11	0.400	998,978	998,978
Rhein-Main Securitisation Ltd. 05-06-11	0.370	999,815	999,815

Total			1,998,793

Repurchase Agreements (14.1%)(h)
Cantor Fitzgerald & Co. dated 04-29-11, matures 05-02-11, repurchase price $20,000,117
	0.070%	20,000,000	20,000,000
Goldman Sachs & Co. dated 04-29-11, matures 05-02-11, repurchase price $16,912,473
	0.050	16,912,403	16,912,403
Muzuho Securities USA, Inc. dated 04-29-11, matures 05-02-11, repurchase price $5,000,029
	0.070	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 04-29-11, matures 05-02-11, repurchase price $5,000,046
	0.110	5,000,000	5,000,000
Nomura Securities dated 04-29-11, matures 05-02-11, repurchase price $3,000,015
	0.060	3,000,000	3,000,000
Pershing LLC dated 04-29-11, matures 05-02-11, repurchase price $5,000,083
	0.200	5,000,000	5,000,000

Total			54,912,403

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $65,160,282)			$65,160,282

Total Investments in Securities
(Cost: $363,783,035)(i)			$454,771,017

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2011:

	Percentage of
Industry	Net Assets	Value
Aerospace & Defense	1.3%	$5,156,194
Air Freight & Logistics	1.2	4,658,468
Airlines	0.1	481,098
Auto Components	0.3	1,161,182
Beverages	0.2	688,279
Biotechnology	1.4	5,537,759
Building Products	1.0	3,821,963
Capital Markets	1.6	6,397,334
Chemicals	4.9	19,083,582
Commercial Banks	2.3	8,931,770
Commercial Services & Supplies	2.7	10,437,730
Communications Equipment	0.3	1,327,225
Computers & Peripherals	1.6	6,349,766
Construction & Engineering	2.5	9,810,356
Consumer Finance	0.8	3,035,496
Containers & Packaging	0.9	3,531,454
Diversified Consumer Services	0.8	3,170,735
Diversified Financial Services	2.1	8,187,043
Diversified Telecommunication Services	0.4	1,717,195
Electric Utilities	0.9	3,628,425
Electrical Equipment	1.6	6,133,775
Electronic Equipment, Instruments & Components	1.7	6,770,694
Energy Equipment & Services	4.0	15,775,510
Food & Staples Retailing	2.1	8,355,567
Food Products	1.3	5,238,116
Gas Utilities	0.5	2,003,848
Health Care Equipment & Supplies	2.1	8,154,676
Health Care Providers & Services	1.0	3,990,748
Hotels, Restaurants & Leisure	3.2	12,538,072
Household Durables	1.4	5,593,478
Household Products	0.2	946,970
Industrial Conglomerates	1.3	4,890,270
Insurance	0.8	2,991,412
Internet & Catalog Retail	0.5	2,097,882
Internet Software & Services	1.5	6,058,212
IT Services	0.7	2,681,642
Life Sciences Tools & Services	1.0	3,847,335
Machinery	7.4	28,647,721
Marine	0.8	3,078,904
Media	2.1	8,117,678
Metals & Mining	4.4	17,167,918
Multiline Retail	1.6	6,137,309

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	Net Assets	Value
Multi-Utilities	0.4%	$1,646,716
Office Electronics	0.9	3,434,965
Oil, Gas & Consumable Fuels	2.8	10,998,119
Paper	0.9	3,472,717
Personal Products	0.6	2,169,333
Pharmaceuticals	1.1	4,336,523
Professional Services	2.9	11,527,995
Real Estate Investment Trusts (REITs)	4.8	18,686,718
Real Estate Management & Development	0.4	1,446,115
Road & Rail	1.1	4,298,563
Software	1.5	5,917,052
Specialty Retail	1.8	7,114,436
Textiles, Apparel & Luxury Goods	2.8	10,935,231
Thrifts & Mortgage Finance	0.3	1,102,569
Trading Companies & Distributors	1.0	3,974,647
Transportation Infrastructure	4.0	15,487,793
Wireless Telecommunication Services	0.3	1,100,552
Other(1)	20.2	78,790,182

Total		$454,771,017

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
Mellon Bank	May 2, 2011	14,669		21,677		$—	$(49)
		(EUR	)	(USD	)

Morgan Stanley	May 2, 2011	202,836		2,483		—	(17)
		(JPY	)	(USD	)

Morgan Stanley	May 2, 2011	34,234		2,796,237		238	—
		(USD	)	(JPY	)

Mellon Bank	May 3, 2011	169,294		250,792		43	—
		(EUR	)	(USD	)

Mellon Bank	May 3, 2011	49,098		80,903		—	(1,107)
		(GBP	)	(USD	)

See accompanying Notes to Portfolio of Investments.

18  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Forward Foreign Currency Exchange Contracts Open at April 30, 2011 (continued)

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
Mellon Bank	May 3, 2011	6,900		5,599		$—	$(38)
		(SGD	)	(USD	)

Mellon Bank	May 3, 2011	1,077,469		1,327,873		7,350	—
		(USD	)	(SGD	)

Morgan Stanley	May 3, 2011	15,409		104,804		555	—
		(USD	)	(ZAR	)

State Street Bank &	May 4, 2011	5,711		9,510		—	(30)
Trust Co.		(GBP	)	(USD	)

Morgan Stanley	May 4, 2011	717		4,819		17	—
		(USD	)	(ZAR	)

State Street Bank &	May 6, 2011	541,601		6,583		—	(94)
Trust Co.		(JPY	)	(USD	)

State Street Bank &	May 9, 2011	22,367,641		274,450		—	(1,310)
Trust Co.		(JPY	)	(USD	)

State Street Bank &	May 9, 2011	18,653		1,520,195		89	—
Trust Co.		(USD	)	(JPY	)

Total						$8,292	$(2,645)

Notes to Portfolio of Investments

ADR	— American Depositary Receipt
EUR	— European Monetary Unit
GBP	— British Pound Sterling
GDR	— Global Depositary Receipt
JPY	— Japanese Yen
SDR	— Swedish Depositary Receipt
SGD	— Singapore Dollar
ZAR	— South African Rand

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At April 30, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(e)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at April 30, 2011 was $1,035,966, representing 0.26% of net assets. Information concerning such security holdings at April 30, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Gulf United Energy, Inc., PIPE	02-11-11	$399,900
Southern Arc Minerals, Inc.	02-16-11	572,705

(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2011.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.070%)
Security Description	Value(a)
Fannie Mae Interest Strip	$1,174,446
Fannie Mae Pool	10,949,236
Fannie Mae Principal Strip	87,034
Fannie Mae REMICS	45,999
Fannie Mae Whole Loan	1,966
Federal Farm Credit Bank	166,175
Federal Home Loan Bank Discount Notes	667
Federal Home Loan Banks	358,815
Federal Home Loan Mortgage Corp	109,360
Federal National Mortgage Association	116,416
Freddie Mac Non Gold Pool	3,992,607
Freddie Mac REMICS	774,864
Freddie Mac Strips	96,771
Ginnie Mae I Pool	145,031
Ginnie Mae II Pool	874,052
Government National Mortgage Association	257,996
United States Treasury Inflation Indexed Bonds	74,316
United States Treasury Strip Coupon	1,105,448
United States Treasury Strip Principal	68,801

Total Market Value of Collateral Securities	$20,400,000

20  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Goldman Sachs & Co. (0.050%)
Security Description	Value(a)
Government National Mortgage Association	$17,250,651

Total Market Value of Collateral Securities	$17,250,651

Mizuho Securities USA, Inc. (0.070%)
Security Description	Value(a)
Fannie Mae Benchmark REMIC	$10,407
Fannie Mae Pool	1,284,206
Fannie Mae REMICS	286,396
Freddie Mac Gold Pool	1,331,162
Freddie Mac Non Gold Pool	21,083
Freddie Mac REMICS	158,180
Ginnie Mae I Pool	1,444,721
Ginnie Mae II Pool	990
Government National Mortgage Association	562,855

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.110%)
Security Description	Value(a)
Fannie Mae Interest Strip	$211,255
Fannie Mae Pool	15,008
Fannie Mae REMICS	2,735,268
Freddie Mac Gold Pool	12,079
Freddie Mac Non Gold Pool	13,664
Freddie Mac REMICS	1,406,863
Government National Mortgage Association	59,685
United States Treasury Note/Bond	646,225

Total Market Value of Collateral Securities	$5,100,047

Nomura Securities (0.060%)
Security Description	Value(a)
Ginnie Mae II Pool	$3,060,000

Total Market Value of Collateral Securities	$3,060,000

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Pershing LLC (0.200%)
Security Description	Value(a)
Fannie Mae Pool	$1,082,887
Fannie Mae REMICS	882,266
Fannie Mae Whole Loan	10,258
Freddie Mac Non Gold Pool	327,084
Freddie Mac Reference REMIC	13,952
Freddie Mac REMICS	1,742,819
Government National Mortgage Association	1,040,734

Total Market Value of Collateral Securities	$5,100,000

(i)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $363,783,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$95,474,000
Unrealized depreciation	(4,486,000)

Net unrealized appreciation	$90,988,000

22  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair Value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Aerospace & Defense	$—	$5,156,194	$—	$5,156,194
Air Freight & Logistics	—	4,658,468	—	4,658,468
Airlines	—	481,098	—	481,098
Auto Components	—	1,161,182	—	1,161,182
Biotechnology	4,296,251	1,241,508	—	5,537,759
Building Products	—	3,821,963	—	3,821,963
Capital Markets	293,237	6,104,097	—	6,397,334
Chemicals	1,233,416	17,850,166	—	19,083,582
Commercial Banks	—	8,884,440	—	8,884,440
Commercial Services & Supplies	3,107,547	7,330,183	—	10,437,730
Communications Equipment	—	1,327,225	—	1,327,225
Computers & Peripherals	—	6,349,766	—	6,349,766
Construction & Engineering	—	9,810,356	—	9,810,356
Consumer Finance	—	3,035,496	—	3,035,496
Containers & Packaging	2,588,566	942,888	—	3,531,454
Diversified Consumer Services	2,062,792	1,107,943	—	3,170,735
Diversified Financial Services	1,422,026	6,765,017	—	8,187,043
Diversified Telecommunication Services	—	1,717,195	—	1,717,195
Electric Utilities	—	3,628,425	—	3,628,425
Electrical Equipment	—	6,133,775	—	6,133,775
Electronic Equipment, Instruments & Components	—	6,770,694	—	6,770,694
Energy Equipment & Services	11,613,736	4,161,774	—	15,775,510
Food & Staples Retailing	—	8,355,567	—	8,355,567

24  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

	Fair Value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Food Products	$—	$5,238,116	$—	$5,238,116
Gas Utilities	—	2,003,848	—	2,003,848
Health Care Equipment & Supplies	—	8,154,676	—	8,154,676
Health Care Providers & Services	—	3,990,748	—	3,990,748
Hotels, Restaurants & Leisure	4,468,914	8,069,158	—	12,538,072
Household Durables	3,294,199	2,299,279	—	5,593,478
Household Products	—	946,970	—	946,970
Industrial Conglomerates	—	4,890,270	—	4,890,270
Insurance	—	2,991,412	—	2,991,412
Internet & Catalog Retail	—	2,097,882	—	2,097,882
Internet Software & Services	—	6,058,212	—	6,058,212
IT Services	—	2,681,642	—	2,681,642
Life Sciences Tools & Services	—	3,847,335	—	3,847,335
Machinery	1,654,957	26,992,764	—	28,647,721
Marine	—	3,078,904	—	3,078,904
Media	—	8,117,678	—	8,117,678
Metals & Mining	4,344,305	12,243,533	580,080	17,167,918
Multiline Retail	—	6,137,309	—	6,137,309
Multi-Utilities	—	1,646,716	—	1,646,716
Office Electronics	—	3,434,965	—	3,434,965
Oil, Gas & Consumable Fuels	8,214,585	2,327,648	455,886	10,998,119
Pharmaceuticals	—	4,336,523	—	4,336,523
Professional Services	867,845	10,660,150	—	11,527,995
Real Estate Investment Trusts (REITs)	—	18,686,718	—	18,686,718
Real Estate Management & Development	—	1,446,115	—	1,446,115
Software	—	5,917,052	—	5,917,052
Specialty Retail	—	7,114,436	—	7,114,436
Textiles, Apparel & Luxury Goods	319,455	10,615,776	—	10,935,231
Thrifts & Mortgage Finance	—	1,102,569	—	1,102,569
Transportation Infrastructure	2,039,719	13,448,074	—	15,487,793
Wireless Telecommunication Services	—	1,100,552	—	1,100,552
All Other Industries	11,130,822	—	—	11,130,822

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair Value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Preferred Stocks	$3,472,717	$—	$—	$3,472,717
Rights
Commercial Banks	—	47,330	—	47,330

Total Equity Securities	66,425,089	308,519,780	1,035,966	375,980,835

Other
Affiliated Money Market Fund(c)	13,629,900	—	—	13,629,900
Investments of Cash Collateral Received for Securities on Loan	—	65,160,282	—	65,160,282

Total Other	13,629,900	65,160,282	—	78,790,182

Investments in Securities	80,054,989	373,680,062	1,035,966	454,771,017
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	8,292	—	8,292
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,645)	—	(2,645)

Total	$80,054,989	$373,685,709	$1,035,966	$454,776,664

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $260,604,135. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

26  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common
Stocks
Balance as of Oct. 31, 2010	$3,494
Accrued discounts/premiums	—
Realized gain (loss)	(1,567,164)
Change in unrealized appreciation (depreciation)*	1,627,031
Sales	—
Purchases	972,605
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of April 30, 2011	$1,035,966

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2011 was $63,361.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  27

Statement of Assets and Liabilities
April 30, 2011 (Unaudited)

Assets
Investments in securities, at value*
Unaffiliated issuers (identified cost $284,992,853)	$375,980,835
Affiliated money market fund (identified cost $13,629,900)	13,629,900
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $10,247,879)	10,247,879
Repurchase agreements (identified cost $54,912,403)	54,912,403

Total investments in securities (identified cost $363,783,035)	454,771,017
Foreign currency holdings (identified cost $725,764)	740,538
Receivable from Investment Manager	1,005
Capital shares receivable	97,472
Dividends and accrued interest receivable	2,030,625
Receivable for investment securities sold	657,832
Unrealized appreciation on forward foreign currency exchange contracts	8,292

Total assets	458,306,781

Liabilities
Capital shares payable	385,958
Payable for investment securities purchased	1,252,766
Payable upon return of securities loaned	65,160,282
Unrealized depreciation on forward foreign currency exchange contracts	2,645
Accrued investment management services fees	10,590
Accrued distribution fees	1,831
Accrued transfer agency fees	20,877
Accrued administrative services fees	855
Other accrued expenses	288,684

Total liabilities	67,124,488

Net assets applicable to outstanding capital stock	$391,182,293

Represented by
Capital stock — $.01 par value	$519,543
Additional paid-in capital	436,874,915
Excess of distributions over net investment income	(5,636,554)
Accumulated net realized gain (loss)	(131,713,139)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	91,137,528

Total — representing net assets applicable to outstanding capital stock	$391,182,293

*Value of securities on loan	$62,300,412

The accompanying Notes to Financial Statements are an integral part of this statement.

28  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$171,350,218	22,840,245	$7.50	(1)
Class B	$15,816,786	2,211,167	$7.15
Class C	$8,200,592	1,148,485	$7.14
Class I	$193,860,182	25,497,016	$7.60
Class R	$238,541	32,030	$7.45
Class R5	$1,715,974	225,384	$7.61

(1)	The maximum offering price per share for Class A is $7.96. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  29

Statement of Operations
Six months ended April 30, 2011 (Unaudited)

Investment income
Income:
Dividends	$3,591,772
Interest	25
Income distributions from affiliated money market fund	16,622
Income from securities lending — net	263,099
Foreign taxes withheld	(303,291)

Total income	3,568,227

Expenses:
Investment management services fees	1,981,993
Distribution fees
Class A	210,145
Class B	77,710
Class C	40,520
Class R	669
Transfer agency fees
Class A	247,669
Class B	22,906
Class C	11,944
Class R	390
Class R4	54
Class R5	126
Administrative services fees	155,749
Plan administration services fees
Class R4	303
Compensation of board members	4,476
Custodian fees	178,152
Printing and postage	41,960
Registration fees	39,514
Professional fees	28,255
Other	28,884

Total expenses	3,071,419
Expenses waived/reimbursed by the Investment Manager and its affiliates	(410,824)

Total net expenses	2,660,595

Investment income (loss) — net	907,632

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	21,239,470
Foreign currency transactions	160,745

Net realized gain (loss) on investments	21,400,215
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	23,456,978

Net gain (loss) on investments and foreign currencies	44,857,193

Net increase (decrease) in net assets resulting from operations	$45,764,825

The accompanying Notes to Financial Statements are an integral part of this statement.

30  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$907,632	$4,251,885
Net realized gain (loss) on investments	21,400,215	40,735,175
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	23,456,978	23,673,262

Net increase (decrease) in net assets resulting from operations	45,764,825	68,660,322

Distributions to shareholders from:
Net investment income
Class A	(4,310,862)	(1,312,381)
Class B	(390,772)	(117,381)
Class C	(205,679)	(47,399)
Class I	(5,384,254)	(1,869,494)
Class R	(6,663)	(1,800)
Class R4	(12,456)	(3,602)
Class R5	(31,172)	(8,995)

Total distributions	(10,341,858)	(3,361,052)

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  31

Statements of Changes in Net Assets (continued)

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
	(Unaudited)
Capital share transactions
Proceeds from sales
Class A shares	$4,791,266	$10,090,809
Class B shares	183,873	795,199
Class C shares	381,318	1,050,274
Class I shares	3,252,929	6,804,688
Class R shares	42,253	245,028
Class R4 shares	32,467	84,701
Class R5 shares	425,314	44,000
Reinvestment of distributions at net asset value
Class A shares	4,109,062	1,276,994
Class B shares	375,056	113,622
Class C shares	182,223	41,597
Class I shares	5,383,978	1,869,408
Class R shares	6,309	1,748
Class R4 shares	12,282	3,557
Class R5 shares	748	8,390
Conversions from Class B to Class A
Class A shares	71,375	5,541,264
Class B shares	(71,375)	(5,541,264)
Payments for redemptions
Class A shares	(24,476,807)	(54,639,087)
Class B shares	(1,818,313)	(7,232,263)
Class C shares	(1,406,282)	(3,651,581)
Class I shares	(33,667,528)	(31,908,160)
Class R shares	(89,065)	(143,785)
Class R4 shares	(531,466)	(177,929)
Class R5 shares	(16,926)	—

Increase (decrease) in net assets from capital share transactions	(42,827,309)	(75,322,790)

Proceeds from regulatory settlement (Note 10)	—	327,753

Total increase (decrease) in net assets	(7,404,342)	(9,695,767)
Net assets at beginning of period	398,586,635	408,282,402

Net assets at end of period	$391,182,293	$398,586,635

Undistributed (excess of distributions over) net investment income	$(5,636,554)	$3,797,672

The accompanying Notes to Financial Statements are an integral part of this statement.

32  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$6.85		$5.80	$4.67	$10.54		$9.42	$8.05

Income from investment operations:
Net investment income (loss)	.01		.06	.06	.07		.04	.02
Net gains (losses) (both realized and unrealized)	.82		1.02	1.12	(5.00)		2.70	2.04

Total from investment operations	.83		1.08	1.18	(4.93)		2.74	2.06

Less distributions:
Dividends from net investment income	(.18)		(.04)	(.05)	(.13)		(.17)	(.06)
Distributions from realized gains	—		—	—	(.81)		(1.45)	(.63)

Total distributions	(.18)		(.04)	(.05)	(.94)		(1.62)	(.69)

Proceeds from regulatory settlement	—		.01	—	—		—	—

Net asset value, end of period	$7.50		$6.85	$5.80	$4.67		$10.54	$9.42

Total return	12.36%		18.96% (a)	25.32%	(50.70%	)(b)	33.56%	27.21%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.81%	(d)	1.83%	1.85%	1.56%		1.61%	1.61%

Net expenses after expense waiver/reimbursement(e)	1.55%	(d)	1.41%	1.37%	1.49%		1.61%	1.61%

Net investment income (loss)	.30%	(d)	.93%	1.33%	.91%		.45%	.23%

Supplemental data
Net assets, end of period (in millions)	$171		$171	$181	$190		$418	$294

Portfolio turnover rate	16%		101%	90%	85%		104%	124%

See accompanying Notes to Financial Highlights.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
Class B	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$6.55		$5.58	$4.49	$10.15		$9.12	$7.82

Income from investment operations:
Net investment income (loss)	(.02)		.01	.03	.01		(.03)	(.05)
Net gains (losses) (both realized and unrealized)	.79		.98	1.06	(4.80)		2.61	1.99

Total from investment operations	.77		.99	1.09	(4.79)		2.58	1.94

Less distributions:
Dividends from net investment income	(.17)		(.03)	—	(.06)		(.10)	(.01)
Distributions from realized gains	—		—	—	(.81)		(1.45)	(.63)

Total distributions	(.17)		(.03)	—	(.87)		(1.55)	(.64)

Proceeds from regulatory settlement	—		.01	—	—		—	—

Net asset value, end of period	$7.15		$6.55	$5.58	$4.49		$10.15	$9.12

Total return	11.95%		17.94% (a)	24.28%	(51.01%	)(b)	32.54%	26.19%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.56%	(d)	2.59%	2.62%	2.32%		2.37%	2.37%

Net expenses after expense waiver/reimbursement(e)	2.30%	(d)	2.17%	2.14%	2.25%		2.37%	2.37%

Net investment income (loss)	(.46%	)(d)	.22%	.60%	.15%		(.30% )	(.53% )

Supplemental data
Net assets, end of period (in millions)	$16		$16	$25	$30		$75	$67

Portfolio turnover rate	16%		101%	90%	85%		104%	124%

See accompanying Notes to Financial Highlights.

34  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

	Six months
Class C	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$6.54		$5.57	$4.48	$10.14		$9.12	$7.81

Income from investment operations:
Net investment income (loss)	(.02)		.01	.01	.01		(.03)	(.04)
Net gains (losses) (both realized and unrealized)	.79		.98	1.08	(4.79)		2.61	1.99

Total from investment operations	.77		.99	1.09	(4.78)		2.58	1.95

Less distributions:
Dividends from net investment income	(.17)		(.03)	—	(.07)		(.11)	(.01)
Distributions from realized gains	—		—	—	(.81)		(1.45)	(.63)

Total distributions	(.17)		(.03)	—	(.88)		(1.56)	(.64)

Proceeds from regulatory settlement	—		.01	—	—		—	—

Net asset value, end of period	$7.14		$6.54	$5.57	$4.48		$10.14	$9.12

Total return	11.97%		17.99% (a)	24.33%	(50.99%	)(b)	32.56%	26.34%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.56%	(d)	2.59%	2.60%	2.32%		2.36%	2.37%

Net expenses after expense waiver/reimbursement(e)	2.30%	(d)	2.17%	2.12%	2.25%		2.36%	2.37%

Net investment income (loss)	(.46%	)(d)	.16%	.17%	.18%		(.31% )	(.53% )

Supplemental data
Net assets, end of period (in millions)	$8		$8	$10	$3		$7	$4

Portfolio turnover rate	16%		101%	90%	85%		104%	124%

See accompanying Notes to Financial Highlights.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months
Class I	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$6.93		$5.86	$4.74	$10.68		$9.53	$8.13

Income from investment operations:
Net investment income (loss)	.03		.08	.09	.11		.09	.06
Net gains (losses) (both realized and unrealized)	.83		1.04	1.12	(5.07)		2.72	2.07

Total from investment operations	.86		1.12	1.21	(4.96)		2.81	2.13

Less distributions:
Dividends from net investment income	(.19)		(.06)	(.09)	(.17)		(.21)	(.10)
Distributions from realized gains	—		—	—	(.81)		(1.45)	(.63)

Total distributions	(.19)		(.06)	(.09)	(.98)		(1.66)	(.73)

Proceeds from regulatory settlement	—		.01	—	—		—	—

Net asset value, end of period	$7.60		$6.93	$5.86	$4.74		$10.68	$9.53

Total return	12.63%		19.38% (a)	25.85%	(50.46%	)(b)	34.10%	27.86%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.27%	(d)	1.24%	1.20%	1.10%		1.17%	1.14%

Net expenses after expense waiver/reimbursement(e)	1.10%	(d)	.96%	.92%	1.10%		1.17%	1.14%

Net investment income (loss)	.72%	(d)	1.37%	1.77%	1.36%		.96%	.67%

Supplemental data
Net assets, end of period (in millions)	$194		$201	$191	$155		$267	$128

Portfolio turnover rate	16%		101%	90%	85%		104%	124%

See accompanying Notes to Financial Highlights.

36  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

	Six months
Class R	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010		2009(f)
	(Unaudited)
Net asset value, beginning of period	$6.80		$5.79		$5.60

Income from investment operations:
Net investment income (loss)	.00	(g)	.03		(.01)
Net gains (losses) (both realized and unrealized)	.82		1.01		.25

Total from investment operations	.82		1.04		.24

Less distributions:
Dividends from net investment income	(.17)		(.04)		(.05)

Proceeds from regulatory settlement	—		.01		—

Net asset value, end of period	$7.45		$6.80		$5.79

Total return	12.37%		18.32%	(a)	4.34%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.07%	(d)	2.04%		2.01%	(d)

Net expenses after expense waiver/reimbursement(e)	1.83%	(d)	1.76%		1.73%	(d)

Net investment income (loss)	.03%	(d)	.56%		(.73%	)(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—		$—

Portfolio turnover rate	16%		101%		90%

See accompanying Notes to Financial Highlights.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six months
Class R5	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010		2009(f)
	(Unaudited)
Net asset value, beginning of period	$6.94		$5.87		$5.66

Income from investment operations:
Net investment income (loss)	.03		.08		.00	(g)
Net gains (losses) (both realized and unrealized)	.83		1.04		.26

Total from investment operations	.86		1.12		.26

Less distributions:
Dividends from net investment income	(.19)		(.06)		(.05)

Proceeds from regulatory settlement	—		.01		—

Net asset value, end of period	$7.61		$6.94		$5.87

Total return	12.60%		19.32%	(a)	4.66%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.25%	(d)	1.30%		1.23%	(d)

Net expenses after expense waiver/reimbursement(e)	1.11%	(d)	1.02%		.97%	(d)

Net investment income (loss)	.87%	(d)	1.34%		.11%	(d)

Supplemental data
Net assets, end of period (in millions)	$2		$1		$1

Portfolio turnover rate	16%		101%		90%

Notes to Financial Highlights

(a)	During the year ended Oct. 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.
(b)	During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.
(c)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)	For the period from Aug. 3, 2009 (when shares became available) to Oct. 31, 2009.
(g)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

38  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
(Unaudited as of April 30, 2011)

1.	ORGANIZATION

RiverSource Partners International Select Growth Fund (the Fund) is a series of RiverSource International Managers Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class R5 shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

At March 3, 2011, all Class R4 shares were liquidated.

Class R5 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

At April 30, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

At April 30, 2011, the Investment Manager and affiliated funds-of-funds owned approximately 49% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair

40  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2011, foreign currency holdings consisted of multiple denominations, primarily Brazilian reais.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

Illiquid securities
At April 30, 2011, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2011 was $1,035,966 representing 0.26% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

42  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at April 30, 2011

	Asset derivatives		Liability derivatives
	Statement of assets		Statement of assets
Risk exposure	and liabilities		and liabilities
category	location	Fair Value	location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$8,292	Unrealized depreciation on forward foreign currency exchange contracts	$2,645

Effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2011

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$174,453

44  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$3,606

Volume of derivative instruments for the six months ended April 30, 2011
Contracts
opened
Forward foreign currency exchange contracts	1,244

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser. See Subadvisory agreement below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.00% to 0.875% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Small-Cap Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $52,640 for the six months ended April 30, 2011. The management fee for the six months ended April 30, 2011 was 1.02% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Subadvisory agreement
The Investment Manager has a subadvisory agreement with Columbia Wanger Asset Management, LLC, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the Investment Manager.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

ended April 30, 2011 was 0.08% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2011, there were no expenses incurred for these particular items.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

46  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

For the six months ended April 30, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.30%
Class B	0.30
Class C	0.30
Class R	0.29
Class R5	0.02

The Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $50,448. The liability remaining at April 30, 2011 for non-recurring charges associated with the lease amounted to $33,391 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $859,000 and $1,950,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $55,780 for Class A, $5,386 for Class B and $409 for Class C for the six months ended April 30, 2011.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective Jan. 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.52%
Class B	2.27
Class C	2.27
Class I	1.07
Class R	1.77
Class R4	1.37
Class R5	1.12

Prior to Jan. 1, 2011 the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds), would not exceed the following percentage of the class’ average daily net assets:

Class A	1.44%
Class B	2.21
Class C	2.21
Class I	0.99
Class R	1.79
Class R4	1.29
Class R5	1.04

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $60,449,071 and $111,537,737, respectively, for the six months ended April 30, 2011. Realized gains and losses are determined on an identified cost basis.

48  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
Class A
Sold	686,956	1,644,931
Converted from Class B(a)	10,268	904,104
Reinvested distributions	604,274	212,833
Redeemed	(3,501,818)	(8,938,019)

Net increase (decrease)	(2,200,320)	(6,176,151)

Class B
Sold	27,744	135,716
Reinvested distributions	57,701	19,658
Converted to Class A(a)	(10,755)	(944,085)
Redeemed	(271,932)	(1,235,994)

Net increase (decrease)	(197,242)	(2,024,705)

Class C
Sold	57,166	178,973
Reinvested distributions	28,077	7,209
Redeemed	(210,648)	(622,748)

Net increase (decrease)	(125,405)	(436,566)

Class I
Sold	457,892	1,101,141
Reinvested distributions	782,555	307,334
Redeemed	(4,765,872)	(5,037,826)

Net increase (decrease)	(3,525,425)	(3,629,351)

Class R
Sold	6,080	39,662
Reinvested distributions	935	292
Redeemed	(12,612)	(23,466)

Net increase (decrease)	(5,597)	16,488

Class R4
Sold	4,503	13,549
Reinvested distributions	1,798	590
Redeemed	(75,080)	(29,409)

Net increase (decrease)	(68,779)	(15,270)

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
Class R5
Sold	59,255	7,132
Reinvested distributions	109	1,384
Redeemed	(2,388)	—

Net increase (decrease)	56,976	8,516

(a)	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2011, securities valued at $62,300,412 were on loan, secured by cash collateral of $65,160,282 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

50  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

services provided and any other securities lending expenses. Net income of $263,099 earned from securities lending for the six months ended April 30, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $56,032,452 and $56,682,150, respectively, for the six months ended April 30, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at April 30, 2011, can be found in the Portfolio of Investments.

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

that the aggregate amount of the credit facility at no time could exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended April 30, 2011.

10.	PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Oct. 31, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $327,753, which represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $149,891,453 at Oct. 31, 2010, that if not offset by capital gains will expire as follows:

2016	2017

$33,693,010	$116,198,443

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

52  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

12.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign/emerging markets risk
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

13.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of the Fund approved a proposal to merge the Fund with and into Columbiasm Acorn International®. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. The proposal was approved at a meeting of shareholders held on April 27, 2011 and the merger is expected to close on or about August 12, 2011.

14.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

54  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  55

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreements

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to RiverSource Partners International Select Growth Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”). In addition, under the subadvisory agreement (the “Subadvisory Agreement”) between Columbia Management and Columbia Wanger Asset Management LLC (the “Subadviser”), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Directors (the “Board”), including the independent Board members (the “Independent Directors”), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the “Advisory Agreements”). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2011, including reports based on analyses of data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors (“Independent Legal Counsel”) in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees)

56  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

regularly meets with portfolio management teams and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

In August 2010, the Board approved a proposal to merge the Fund with and into Columbia Acorn International (the “Merger”). However, since the Merger was not expected to close until after the termination date of the Fund’s current Advisory Agreements, the Board, at its April 12-14, 2011 in-person Board meeting (the “April Meeting”), considered the renewal of the Advisory Agreements for at least an interim period that would end upon the closing of the Merger. Thus, at the April Meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board’s consideration of the Advisory Agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser:  The Independent Directors analyzed various reports and presentations they had received detailing the services performed by Columbia Management and the Subadviser, as well as their expertise, resources and capabilities. The Independent Directors specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including, implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Directors noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Directors took into account their meetings with Columbia Management’s new Chief Investment Officer and considered the additional risk and portfolio management oversight now applied to the Funds as a result. The Independent Directors also assessed the adequacy of the current level and quality of Columbia Management’s technological resources and considered

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  57

Approval of Investment Management Services
Agreements (continued)

management’s commitments to enhance existing resources in this area. The Independent Directors also noted the extensive information they received on the various portfolio management changes which have been implemented since the close of the Columbia Transaction (with certain legacy Columbia Fund portfolio managers now responsible for managing various legacy RiverSource Funds).

Moreover, in connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser) and each entity’s ability to carry out its responsibilities under the Advisory Agreements. In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses,

58  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its peer group, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Funds (excluding the effect of a performance incentive adjustment), are at, or below, the median expense ratio of funds in the same comparison group). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer group’s median expense ratio shown in the reports. The Board also considered the Fund’s performance incentive adjustment. The Board considered that although the Fund continues to be subject to a PIA: (i) the effective period of the Fund’s IMS Agreement, if renewed, will be limited to a brief period until the close of the Merger; and (ii) Columbia Acorn International is subject to the new form of investment management services agreement, which does not impose a PIA. The Board also observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds, including information depicting, to the extent reasonably practicable, the expected impact of the Columbia Transaction and the integration initiatives on profitability. In this regard, the Board observed that 2010 profitability was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  59

Approval of Investment Management Services
Agreements (continued)

necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. However, the Board observed that this factor would not be relevant given the impending close of the Merger and the elimination of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 14, 2011, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements.

60  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT

Results of Meetings of Shareholders
(Unaudited)

RiverSource Partners International Select Growth

Special Meeting of Shareholders held on Feb. 15, 2011

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal. To elect directors to the Board.*

	Dollars Voted	Dollars Voted		Broker
	“For”	“Withhold”	Abstentions	Non-Votes
01 Kathleen Blatz	1,049,902,229.408	22,422,389.052	0.000	0.000
02 Edward J. Boudreau, Jr.	1,049,654,847.032	22,669,771.428	0.000	0.000
03 Pamela G. Carlton	1,050,290,432.499	22,034,185.961	0.000	0.000
04 William P. Carmichael	1,049,190,203.983	23,134,414.476	0.000	0.000
05 Patricia M. Flynn	1,050,076,997.069	22,247,621.390	0.000	0.000
06 William A. Hawkins	1,049,397,261.760	22,927,356.699	0.000	0.000
07 R. Glenn Hilliard	1,049,130,463.734	23,194,154.726	0.000	0.000
08 Stephen R. Lewis, Jr.	1,049,215,645.860	23,108,972.599	0.000	0.000
09 John F. Maher	1,049,869,047.967	22,455,570.492	0.000	0.000
10 John J. Nagorniak	1,049,370,610.504	22,954,007.956	0.000	0.000
11 Catherine James Paglia	1,050,162,862.892	22,161,755.568	0.000	0.000
12 Leroy C. Richie	1,049,316,977.505	23,007,640.955	0.000	0.000
13 Anthony M. Santomero	1,049,390,977.133	22,933,641.326	0.000	0.000
14 Minor M. Shaw	1,049,378,414.089	22,946,204.371	0.000	0.000
15 Alison Taunton-Rigby	1,049,762,832.025	22,561,786.435	0.000	0.000
16 William F. Truscott	1,049,642,526.104	22,682,092.355	0.000	0.000

Proposal. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
974,697,714.218	17,086,274.376	16,523,043.696	64,017,586.170

*	All dollars of RiverSource International Managers Series, Inc. are voted together as a single class for election of directors and the proposed amendment to the Articles of Incorporation.

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Special Meeting of Shareholders held on April 27, 2011

Proposal. To approve an Agreement and Plan of Reorganization between RiverSource Partners International Select Growth Fund and Columbia Acorn International.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
272,459,654.677	7,244,653.885	13,604,728.728	0.000

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND — 2011 SEMIANNUAL REPORT  61

RiverSource Partners International Select Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6254 L (6/11)

Semiannual Report

RiverSource
Partners International Small Cap Fund

Semiannual Report for the Period Ended
April 30, 2011

RiverSource Partners International Small Cap Fund seeks to provide shareholders with long-term growth of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	9

Portfolio of Investments	11

Statement of Assets and Liabilities	26

Statement of Operations	28

Statement of Changes in Net Assets	29

Financial Highlights	31

Notes to Financial Statements	37

Proxy Voting	55

Approval of Investment Management Services Agreements	55

Results of Meeting of Shareholders	59

In August 2010, the Board of Directors of RiverSource Partners International Small Cap Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbiasm Acorn International®. The proposal was approved at a meeting of shareholders held on April 27, 2011 and the merger is expected to occur on or about August 12, 2011. For more information, see “Results of Meeting of Shareholders”.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Partners International Small Cap Fund (the Fund) Class A shares increased 12.59% (excluding sales charge) for the six month period ended April 30, 2011.

>	The Fund underperformed its benchmark, the S&P Global ex-U.S. SmallCap Index (S&P Index), which rose 15.04% during the same six-month period.

>	The Fund also underperformed its peer group, as represented by the Lipper International Small-Cap Funds Index, which gained 14.95% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10/3/02
RiverSource Partners International Small Cap Fund Class A (excluding sales charge)	+12.59%	+23.04%	-2.37%	+0.37%	+11.55%

S&P Global ex-U.S. SmallCap Index(1) (unmanaged)	+15.04%	+25.47%	+3.38%	+5.36%	+17.56%

Lipper International Small-Cap Funds Index(2) (unmanaged)	+14.95%	+26.62%	+2.38%	+3.56%	+16.53%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The S&P Global ex-U.S. SmallCap Index, an unmanaged benchmark, measures the small stock component of the S&P Global ex-U.S. Broad Market Index. The benchmark consists of the bottom 15% of float-adjusted market capitalization stocks within developed and emerging markets globally (excluding the U.S.).
(2)	The Lipper International Small-Cap Funds Index includes the 30 largest international small-cap funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at April 30, 2011
					Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 10/3/02)	+12.59%	+23.04%	-2.37%	+0.37%	+11.55%

Class B (inception 10/3/02)	+12.23%	+21.86%	-3.15%	-0.41%	+10.68%

Class C (inception 10/3/02)	+12.16%	+22.02%	-3.12%	-0.39%	+10.70%

Class I (inception 3/4/04)	+12.91%	+23.61%	-1.92%	+0.83%	+6.21%

Class R (inception 3/15/10)	+12.66%	+22.72%	N/A	N/A	+23.07%

Class R5 (inception 3/15/10)	+12.89%	+23.39%	N/A	N/A	+23.81%

With sales charge
Class A (inception 10/3/02)	+6.12%	+15.96%	-4.28%	-0.82%	+10.78%

Class B (inception 10/3/02)	+7.23%	+16.86%	-4.11%	-0.69%	+10.68%

Class C (inception 10/3/02)	+11.16%	+21.02%	-3.12%	-0.39%	+10.70%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R and Class R5 shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

COUNTRY BREAKDOWN(1) (at April 30, 2011)

Australia	2.0%

Belgium	1.0

Bermuda	0.3

Brazil	4.4

Canada	6.3

Chile	0.3

China	4.2

Czech Republic	0.5

Denmark	1.2

Egypt	0.0	*

Finland	0.7

France	4.0

Germany	4.0

Greece	0.4

Hong Kong	3.2

India	3.0

Indonesia	0.0	*

Ireland	1.0

Israel	0.8

Italy	2.6

Japan	16.3

Luxembourg	0.6

Malaysia	0.1

Malta	0.2

Mexico	0.5

Mongolia	0.4

Netherlands	6.9

Norway	0.1

Portugal	0.7

Russia	0.3

Singapore	5.0

South Africa	3.5

South Korea	1.3

Spain	0.6

Sweden	2.6

Switzerland	3.9

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance (continued)

COUNTRY BREAKDOWN(1) (at April 30, 2011) (continued)

Taiwan	3.0

Thailand	0.4

United Kingdom	7.3

United States	3.8

Other(2)	2.6

*	Rounds to less than 0.1%.
(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at April 30, 2011)

Hexagon AB, Series B (Sweden)	1.8%

Olam International Ltd. (Singapore)	1.3

Melco Crown Entertainment Ltd., ADR (Hong Kong)	1.2

Zhaojin Mining Industry Co., Ltd., Series H (China)	1.2

Localiza Rent a Car SA (Brazil)	1.1

Fugro NV-CVA (Netherlands)	1.1

Kansai Paint Co., Ltd. (Japan)	1.1

Intertek Group PLC (United Kingdom)	1.1

Naspers Ltd., Series N (South Africa)	1.0

Serco Group PLC (United Kingdom)	1.0

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

8  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until April 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for each class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Nov. 1, 2010	April 30, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,125.90	$7.74	1.46%

Hypothetical (5% return before expenses)	$1,000	$1,017.65	$7.34	1.46%

Class B

Actual(b)	$1,000	$1,122.30	$11.69	2.21%

Hypothetical (5% return before expenses)	$1,000	$1,013.91	$11.10	2.21%

Class C

Actual(b)	$1,000	$1,121.60	$11.69	2.21%

Hypothetical (5% return before expenses)	$1,000	$1,013.91	$11.10	2.21%

Class I

Actual(b)	$1,000	$1,129.10	$5.36	1.01%

Hypothetical (5% return before expenses)	$1,000	$1,019.90	$5.09	1.01%

Class R

Actual(b)	$1,000	$1,126.60	$9.17	1.73%

Hypothetical (5% return before expenses)	$1,000	$1,016.31	$8.70	1.73%

Class R5

Actual(b)	$1,000	$1,128.90	$5.41	1.02%

Hypothetical (5% return before expenses)	$1,000	$1,019.85	$5.14	1.02%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended April 30, 2011: +12.59% for Class A, +12.23% for Class B, +12.16% for Class C, +12.91% for Class I, +12.66% for Class R and +12.89% for Class R5.

10  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
RiverSource Partners International Small Cap Fund
April 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (96.3%)(c)
Issuer	Shares		Value(a)

Australia (2.0%)
Cochlear Ltd.	9,750		$862,010
SAI Global Ltd.	152,878	(d)	840,489
Seek Ltd.	22,000		168,307
UGL Ltd.	51,976		861,808

Total			2,732,614

Belgium (1.0%)
Eurofins Scientific	12,000		1,293,222
EVS Broadcast Equipment SA	700		47,952

Total			1,341,174

Bermuda (0.3%)
Textainer Group Holdings Ltd.	11,895		421,796

Brazil (3.5%)
Localiza Rent a Car SA	89,000		1,530,289
Mills Estruturas e Servicos de Engenharia SA	63,100		839,087
MRV Engenharia e Participacoes SA	75,000		654,558
Multiplus SA	22,000		449,034
Natura Cosmeticos SA	27,200		763,336
PDG Realty SA Empreendimentos e Participacoes	90,000		529,748

Total			4,766,052

Canada (6.3%)
AG Growth International, Inc.	11,342	(d)	584,752
Baytex Energy Corp. Unit	15,396	(d)	950,788
Black Diamond Group Ltd.	13,300	(d)	384,317
Canacol Energy Ltd.	190,000	(b)	257,042
CCL Industries, Inc., Class B	27,277		912,453
DeeThree Exploration Ltd.	83,100	(b)	343,414
Eacom Timber Corp.	80,000	(b)	36,358
Guyana Goldfields, Inc.	9,000	(b)	88,939
Horizon North Logistics, Inc.	47,600	(b)	236,453
Ivanhoe Mines Ltd.	17,920	(b)(d)	470,938
Ivanhoe Mines Ltd.	20,872	(b)	547,307
Madalena Ventures, Inc.	140,000	(b)	106,537
Onex Corp.	13,300		499,022
Pan Orient Energy Corp.	31,600	(b)	203,731
ShawCor Ltd., Class A	35,950		1,286,548
Southern Arc Minerals, Inc.	127,500	(b)(f)(g)	209,816
Sterling Resources Ltd.	65,000	(b)	269,989
Tahoe Resources, Inc.	54,500	(b)	1,239,593
Value Creation, Inc.	58,000	(b)(f)(g)	61,301

Total			8,689,298

Chile (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR	7,121		434,595

China (4.2%)
51job, Inc., ADR	5,400	(b)(d)	302,346
China Communications Services Corp., Ltd., Series H	948,000		579,530
China Yurun Food Group Ltd.	255,700		939,495
Jiangsu Expressway Co., Ltd., Series H	769,000		815,689
New Oriental Education & Technology Group, ADR	5,850	(b)	729,144
Noah Holdings Ltd., ADR	6,000	(b)(d)	107,940
Shandong Weigao Group Medical Polymer Co., Ltd., Series H	230,000		631,466
Zhaojin Mining Industry Co., Ltd., Series H	338,271		1,569,295
Zuoan Fashion Ltd., ADR	15,000	(b)	103,050

Total			5,777,955

Czech Republic (0.5%)
Komercni Banka AS	2,546		671,432

Denmark (1.2%)
Novozymes A/S, Series B	6,409		1,107,392
SimCorp A/S	3,267		593,693

Total			1,701,085

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Egypt (—%)
Paints & Chemical Industry Co.	2,901		$17,586

Finland (0.7%)
Poyry OYJ	20,711		352,775
Stockmann OYJ Abp, Series B	21,313		654,084

Total			1,006,859

France (4.0%)
Hi-Media SA	39,600	(b)(d)	242,826
Mersen	12,000		729,437
Neopost SA	13,000		1,240,404
Norbert Dentressangle SA	4,700		553,223
Pierre & Vacances	6,700		597,705
Rubis	6,000		737,613
Saft Groupe SA	18,900		867,805
Teleperformance	14,000		534,266

Total			5,503,279

Germany (4.0%)
CTS Eventim AG	9,283		695,726
Deutsche Beteiligungs AG	7,600		223,221
ElringKlinger AG	10,800		378,875
Rational AG	2,902	(b)	802,278
Rheinmetall AG	13,600		1,219,899
Rhoen Klinikum AG	24,472		559,830
Vossloh AG	5,250		754,742
Wirecard AG	44,400		847,685

Total			5,482,256

Greece (0.4%)
Intralot SA-Integrated Lottery Systems & Services	142,800		509,735

Hong Kong (3.2%)
Hong Kong Exchanges and Clearing Ltd.	16,000		365,889
Lifestyle International Holdings Ltd.	410,000		1,174,780
Melco Crown Entertainment Ltd., ADR	146,600	(b)(d)	1,574,484
REXLot Holdings Ltd.	5,050,400		514,061
SA SA International Holdings Ltd.	750,000		449,948
Wasion Group Holdings Ltd.	600,000		313,142

Total			4,392,304

India (3.0%)
Asian Paints Ltd.	7,352		461,891
Housing Development Finance Corp.	24,974		399,518
Infrastructure Development Finance Co., Ltd.	118,900		391,632
Jain Irrigation Systems Ltd.	169,245		701,072
Manappuram General Finance & Leasing Ltd.	117,000		352,193
Mundra Port and Special Economic Zone Ltd.	133,200		435,712
REI Agro Ltd.	642,800		385,369
S Kumars Nationwide Ltd.	221,400	(b)	342,374
Shriram Transport Finance Co., Ltd.	40,500		710,614

Total			4,180,375

Indonesia (—%)
Ace Hardware Indonesia Tbk PT	47,000		14,543

Ireland (1.0%)
Paddy Power PLC	9,800		478,714
United Drug PLC	253,700		874,412

Total			1,353,126

Israel (0.8%)
Israel Chemicals Ltd.	60,549		1,074,679

Italy (2.6%)
Ansaldo STS SpA	45,900		709,081
CIR — Compagnie Industriali Riunite SpA	206,000	(b)	540,057
Credito Emiliano SpA	90,300		622,195
Geox SpA	76,000		537,172
Terna Rete Elettrica Nazionale SpA	93,300		467,087
Tod’s SpA	5,500		746,610

Total			3,622,202

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Japan (16.4%)
Advance Residence Investment Corp.	424		$888,039
Aeon Delight Co., Ltd.	40,700		780,139
Aeon Mall Co., Ltd.	19,000		456,956
Ain Pharmaciez, Inc.	14,800		576,168
Asahi Diamond Industrial Co., Ltd.	30,100		626,119
Asics Corp.	63,200		913,986
Daiseki Co., Ltd.	24,700		524,268
Fukuoka REIT Co.	60		445,408
Glory Ltd.	20,500		450,222
Gree, Inc.	46,400		955,533
Hamamatsu Photonics KK	14,900		586,292
Hoshizaki Electric Co., Ltd.	34,600		672,611
Ibiden Co., Ltd.	16,900		570,586
Icom, Inc.	15,370		455,542
Japan Airport Terminal Co., Ltd.	31,700		410,015
Jupiter Telecommunications Co., Ltd.	503		540,630
Kakaku.com, Inc.	60		345,769
Kamigumi Co., Ltd.	68,900		590,115
Kansai Paint Co., Ltd.	159,400		1,437,758
Kintetsu World Express, Inc.	18,200		614,813
Kuraray Co., Ltd.	39,800		579,787
Makita Corp.	11,298		519,492
Miura Co., Ltd.	13,300		377,883
Mori Hills REIT Investment Corp.	75		259,738
Nakanishi, Inc.	6,000		629,500
Nippon Sheet Glass Co., Ltd.	163,000		479,973
Orix JREIT, Inc.	134		731,522
Osaka Securities Exchange Co., Ltd.	107		546,512
Pigeon Corp.	11,400		392,562
Seven Bank Ltd.	440		833,887
Shimadzu Corp.	54,000		469,144
Shinsei Bank Ltd.	425,400		511,575
Sintokogio Ltd.	30,800		308,175
Start Today Co., Ltd.	42,800		748,244
Suruga Bank Ltd.	12,900		107,672
Torishima Pump Manufacturing Co., Ltd.	23,900		382,136
Tsumura & Co.	16,500		513,212
Ushio, Inc.	27,100		551,797
Wacom Co., Ltd.	486		621,125

Total			22,404,905

Luxembourg (0.6%)
GlobeOp Financial Services SA	64,000		463,956
L’Occitane International SA	169,000	(b)	405,165

Total			869,121

Malaysia (0.1%)
PureCircle Ltd.	80,900	(b)(d)	138,698

Malta (0.2%)
Unibet Group PLC, SDR	12,700		279,013

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	12,148		718,676

Mongolia (0.4%)
Mongolian Mining Corp.	488,800	(b)	573,896

Netherlands (6.9%)
Aalberts Industries NV	47,330	(d)	1,197,356
Arcadis NV	24,423		630,515
Core Laboratories NV	4,846		465,119
Fugro NV-CVA	15,986		1,466,358
Gemalto NV	13,000		666,318
Imtech NV	30,400	(d)	1,154,492
Koninklijke Ten Cate NV	25,956	(d)	1,201,398
Koninklijke Vopak NV	23,129	(d)	1,108,574
Unit 4 NV	30,952		1,161,243
USG People NV	22,609	(b)	447,558

Total			9,498,931

Norway (0.1%)
Atea ASA	8,900	(d)	98,388

Portugal (0.7%)
Banco Comercial Portugues SA, Series R	490,746	(b)(d)	391,782
REN — Redes Energeticas Nacionais SA	160,400	(b)(d)	610,572

Total			1,002,354

Russia (0.3%)
Mail.ru Group Ltd., GDR	12,500	(b)	383,750

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Singapore (5.0%)
Ascendas Real Estate Investment Trust	461,600		$766,646
CDL Hospitality Trusts	482,000		796,107
Goodpack Ltd.	252,000		408,120
Hutchinson Port Holdings Trust Unit	758,000	(b)	697,360
Mapletree Commercial Trust	550,000	(b)	395,409
Mapletree Industrial Trust	800,000	(d)	707,002
Mapletree Logistics Trust	1,040,000		769,407
Olam International Ltd.	733,700	(d)	1,723,670
Singapore Exchange Ltd.	84,300		537,855

Total			6,801,576

South Africa (3.5%)
Adcock Ingram Holdings Ltd.	97,200		903,153
Coronation Fund Managers Ltd.	88,500		256,131
Mr Price Group Ltd.	96,299		985,727
Naspers Ltd., Series N	22,950		1,380,845
Northam Platinum Ltd.	121,100	(d)	798,725
RMI Holdings	254,200		459,225

Total			4,783,806

South Korea (1.2%)
MegaStudy Co., Ltd.	2,500		355,110
NHN Corp.	2,750	(b)	545,562
Woongjin Coway Co., Ltd.	24,190		808,424

Total			1,709,096

Spain (0.6%)
Red Electrica Corp. SA	12,128		773,862

Sweden (2.6%)
Hexagon AB, Series B	91,790		2,384,964
Orc Software AB	16,081	(b)(d)	258,150
Sweco AB, Series B	81,413		869,041

Total			3,512,155

Switzerland (3.9%)
Aryzta AG	6,750		370,917
Bank Sarasin & Cie AG, Series B	14,475	(d)	635,896
Geberit AG	3,893		911,367
Kuehne & Nagel International AG	6,774		1,082,274
Partners Group Holding AG	4,900		1,040,613
Sika AG	498		1,271,195

Total			5,312,262

Taiwan (3.0%)
China Steel Chemical Corp.	69,000		425,078
Everlight Electronics Co., Ltd.	151,300		433,160
Far EasTone Telecommunications Co., Ltd.	253,500		384,601
Formosa International Hotels Corp.	23,788		443,388
President Chain Store Corp.	115,900		636,256
Simplo Technology Co., Ltd.	151,500		1,028,292
Sinyi Realty Co.	25,600		53,264
St. Shine Optical Co., Ltd.	27,600		405,112
Taiwan Hon Chuan Enterprise Co., Ltd.	113,000		330,889

Total			4,140,040

Thailand (0.3%)
Home Product Center PCL	1,624,066		468,799

United Kingdom (7.4%)
Abcam PLC	64,705		425,565
Archipelago Resources PLC	582,036	(b)	637,588
Chemring Group PLC	113,683		1,275,142
Cobham PLC	140,000		534,765
Flybe Group PLC	50,200	(b)	192,439
Intertek Group PLC	40,000		1,420,998
Jardine Lloyd Thompson Group PLC	48,000		566,030
KESA Electricals PLC	89,100		192,328
Next PLC	12,000		449,607
Petropavlovsk PLC	41,400		620,347
Premier Oil PLC	12,733	(b)	427,960
Rotork PLC	15,000		431,036
Serco Group PLC	140,000		1,324,181
Shaftesbury PLC	20,300		174,488
Smith & Nephew PLC	34,389		377,679
Tullow Oil PLC	15,600		374,294
Workspace Group PLC	1,325,000		641,832

Total			10,066,279

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

United States (3.6%)
Alexion Pharmaceuticals, Inc.	8,608	(b)	$834,029
Atwood Oceanics, Inc.	28,067	(b)	1,261,050
BioMarin Pharmaceutical, Inc.	23,983	(b)	644,903
Bristow Group, Inc.	8,880	(b)	412,032
Central European Distribution Corp.	19,659	(b)	232,369
FMC Technologies, Inc.	14,508	(b)	674,332
Gulf United Energy, Inc., PIPE	474,000	(b)(f)(g)	162,108
World Fuel Services Corp.	19,228		761,044

Total			4,981,867

Total Common Stocks
(Cost: $104,562,285)			$132,210,419

Preferred Stocks (1.0%)

Brazil (0.9%)
Suzano Papel e Celulose SA	124,318	(c)	$1,223,266

United States (0.1%)
Grubb & Ellis Co. 12.000% Convertible	2,200	(f)	116,600

Total Preferred Stocks
(Cost: $1,475,478)			$1,339,866

Rights (—%)

Portugal
Banco Comerical Portugues SA	490,746	(b)(c)	$16,718

Total Rights
(Cost: $—)			$16,718

Warrants (—%)
Issuer	Shares		Value(a)

United Kingdom (—%)
Titanium Asset Management Corp.	95,000	(b)(c)(e)(f)(g)	$—

United States (—%)
Rentech, Inc.	7,000	(b)(f)	54

Total Warrants
(Cost: $—)			$54

Money Market Fund (2.6%)

Columbia Short-Term Cash Fund, 0.229%	3,556,251	(h)	$3,556,251

Total Money Market Fund
(Cost: $3,556,251)			$3,556,251

Investments of Cash Collateral Received
for Securities on Loan (7.0%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(i)
Goldman Sachs & Co. dated 04-29-11, matures 05-02-11, repurchase price
$3,649,037	0.050%	$3,649,022	$3,649,022
Mizuho Securities USA, Inc. dated 04-29-11, matures 05-02-11, repurchase price
$6,000,035	0.070	6,000,000	6,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $9,649,022)			$9,649,022

Total Investments in Securities
(Cost: $119,243,036)(j)			$146,772,330

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2011:

	Percentage of
Industry	Net Assets	Value
Aerospace & Defense	1.3%	$1,809,907
Air Freight & Logistics	1.1	1,576,156
Airlines	0.1	192,439
Auto Components	0.3	378,875
Beverages	0.2	232,369
Biotechnology	1.4	1,904,497
Building Products	1.0	1,391,340
Capital Markets	1.7	2,325,102
Chemicals	5.0	6,809,961
Commercial Banks	2.3	3,155,261
Commercial Services & Supplies	2.7	3,698,392
Communications Equipment	0.4	503,494
Computers & Peripherals	1.7	2,315,735
Construction & Engineering	2.6	3,515,856
Consumer Finance	0.8	1,062,807
Containers & Packaging	0.9	1,243,342
Diversified Consumer Services	0.8	1,084,254
Diversified Financial Services	2.0	2,804,866
Diversified Telecommunication Services	0.4	579,530
Electric Utilities	0.9	1,240,949
Electrical Equipment	1.6	2,149,039
Electronic Equipment, Instruments & Components	1.7	2,372,324
Energy Equipment & Services	4.1	5,565,439
Food & Staples Retailing	2.1	2,936,094
Food Products	1.3	1,834,479
Gas Utilities	0.5	737,613
Health Care Equipment & Supplies	2.1	2,905,767
Health Care Providers & Services	1.0	1,434,242
Hotels, Restaurants & Leisure	3.2	4,397,100
Household Durables	1.5	1,992,730
Household Products	0.3	392,562
Industrial Conglomerates	1.3	1,759,956
Insurance	0.7	1,025,255
Internet & Catalog Retail	0.5	748,244
Internet Software & Services	1.6	2,230,614
IT Services	0.7	946,073
Life Sciences Tools & Services	0.9	1,293,222
Machinery	7.5	10,192,838
Marine	0.8	1,082,274
Media	2.1	2,860,027
Metals & Mining	4.9	6,756,444
Multiline Retail	1.7	2,278,471

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

	Percentage of
Industry	Net Assets	Value
Multi-Utilities	0.4%	$610,572
Office Electronics	0.9	1,240,404
Oil, Gas & Consumable Fuels	2.8	3,856,961
Other Industry	0.1	116,600
Paper	0.9	1,223,266
Personal Products	0.6	763,336
Pharmaceuticals	1.0	1,416,365
Professional Services	3.0	4,066,739
Real Estate Investment Trusts (REITs)	4.8	6,575,598
Real Estate Management & Development	0.4	510,220
Road & Rail	1.1	1,530,289
Software	1.5	2,013,086
Specialty Retail	1.8	2,516,510
Textiles, Apparel & Luxury Goods	2.8	3,844,590
Thrifts & Mortgage Finance	0.3	399,518
Trading Companies & Distributors	0.9	1,297,241
Transportation Infrastructure	4.0	5,485,222
Wireless Telecommunication Services	0.3	384,601
Other(1)	9.6	13,205,273

Total		$146,772,330

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Forward Foreign Currency Exchange Contracts Open at April 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
Mellon Bank	May 2, 2011	4,512 (EUR	)	6,668 (USD	)	$—	$(15)

Morgan Stanley	May 2, 2011	67,612 (JPY	)	828 (USD	)	—	(6)

Morgan Stanley	May 2, 2011	12,858 (USD	)	1,050,224 (JPY	)	89	—

Mellon Bank	May 3, 2011	62,318 (EUR	)	92,317 (USD	)	16	—

Mellon Bank	May 3, 2011	17,519 (GBP	)	28,868 (USD	)	—	(395)

Mellon Bank	May 3, 2011	2,483 (SGD	)	2,015 (USD	)	—	(14)

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Forward Foreign Currency Exchange Contracts Open at April 30, 2011 (continued)

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
Mellon Bank	May 3, 2011	395,098 (USD	)	486,919 (SGD	)	$2,695	$—

Morgan Stanley	May 3, 2011	5,136 (USD	)	34,935 (ZAR	)	185	—

State Street	May 4, 2011	2,197 (GBP	)	3,658 (USD	)	—	(12)

Morgan Stanley	May 4, 2011	179 (USD	)	1,205 (ZAR	)	4	—

State Street	May 6, 2011	203,100 (JPY	)	2,469 (USD	)	—	(35)

State Street	May 9, 2011	1,967,476 (JPY	)	24,141 (USD	)	—	(115)

State Street	May 9, 2011	6,872 (USD	)	560,072 (JPY	)	33	—

Total						$3,022	$(592)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
EUR	European Monetary Unit
GBP	British Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
SDR	Swedish Depositary Receipt
SGD	Singapore Dollar
ZAR	South African Rand

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At April 30, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Negligible market value.

(f)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at April 30, 2011 was $561,705, representing 0.41% of net assets. Information concerning such security holdings at April 30, 2011 was as follows:

18  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

	Acquisition
Security	dates	Cost
Grubb & Ellis Co. 12.000% Convertible	10-23-09	$220,000
Gulf United Energy, Inc., PIPE	02-11-11	142,200
Rentech, Inc.	04-20-07	—
Southern Arc Minerals, Inc	02-16-11	207,149
Titanium Asset Management Corp.	06-13-07	—
Value Creation, Inc.	08-10-06 thru 04-30-07	591,585

(g)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h)	Affiliated Money Market Fund – See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2011.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.050%)
Security Description	Value(a)
Government National Mortgage Association	$3,722,003

Total Market Value of Collateral Securities	$3,722,003

Muzuho Securities USA, Inc. (0.070%)
Security Description	Value(a)
Fannie Mae Benchmark REMIC	$12,489
Fannie Mae Pool	1,541,047
Fannie Mae REMICS	343,675
Freddie Mac Gold Pool	1,597,395
Freddie Mac Non Gold Pool	25,299
Freddie Mac REMICS	189,816
Ginnie Mae I Pool	1,733,665
Ginnie Mae II Pool	1,188
Government National Mortgage Association	675,426

Total Market Value of Collateral Securities	$6,120,000

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

(j)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $119,243,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,345,000
Unrealized depreciation	(2,816,000)

Net unrealized appreciation	$27,529,000

20  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	inputs	Total
Equity Securities
Common Stocks
Aerospace & Defense	$—	$1,809,907	$—	$1,809,907
Air Freight & Logistics	—	1,576,156	—	1,576,156
Airlines	—	192,439	—	192,439
Auto Components	—	378,875	—	378,875
Biotechnology	1,478,932	425,565	—	1,904,497
Building Products	—	1,391,340	—	1,391,340
Capital Markets	107,940	2,155,861	61,301	2,325,102
Chemicals	434,594	6,375,367	—	6,809,961
Commercial Banks	—	3,138,543	—	3,138,543
Commercial Services & Supplies	1,069,804	2,628,588	—	3,698,392
Communications Equipment	—	503,494	—	503,494
Computers & Peripherals	—	2,315,735	—	2,315,735
Construction & Engineering	—	3,515,856	—	3,515,856
Consumer Finance	—	1,062,807	—	1,062,807
Containers & Packaging	912,453	330,889	—	1,243,342
Diversified Consumer Services	729,144	355,110	—	1,084,254
Diversified Financial Services	499,023	2,305,843	—	2,804,866
Diversified Telecommunication Services	—	579,530	—	579,530
Electric Utilities	—	1,240,949	—	1,240,949
Electrical Equipment	—	2,149,039	—	2,149,039
Electronic Equipment, Instruments & Components	—	2,372,324	—	2,372,324
Energy Equipment & Services	4,099,081	1,466,358	—	5,565,439
Food & Staples Retailing	—	2,936,094	—	2,936,094
Food Products	—	1,834,479	—	1,834,479
Gas Utilities	—	737,613	—	737,613
Health Care Equipment & Supplies	—	2,905,767	—	2,905,767

22  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

	Fair value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	inputs	Total
Health Care Providers & Services	—	1,434,242	—	1,434,242
Hotels, Restaurants & Leisure	1,574,484	2,822,616	—	4,397,100
Household Durables	1,184,306	808,424	—	1,992,730
Household Products	—	392,562	—	392,562
Industrial Conglomerates	—	1,759,956	—	1,759,956
Insurance	—	1,025,255	—	1,025,255
Internet & Catalog Retail	—	748,244	—	748,244
Internet Software & Services	—	2,230,614	—	2,230,614
IT Services	—	946,073	—	946,073
Life Sciences Tools & Services	—	1,293,222	—	1,293,222
Machinery	584,751	9,608,087	—	10,192,838
Marine	—	1,082,274	—	1,082,274
Media	—	2,860,027	—	2,860,027
Metals & Mining	2,346,776	4,199,852	209,816	6,756,444
Multiline Retail	—	2,278,471	—	2,278,471
Multi-Utilities	—	610,572	—	610,572
Office Electronics	—	1,240,404	—	1,240,404
Oil, Gas & Consumable Fuels	2,892,545	802,254	162,108	3,856,907
Pharmaceuticals	—	1,416,365	—	1,416,365
Professional Services	302,346	3,764,393	—	4,066,739
Real Estate Investment Trusts (REITs)	—	6,575,598	—	6,575,598
Real Estate Management & Development	—	510,220	—	510,220
Software	—	2,013,086	—	2,013,086
Specialty Retail	—	2,516,510	—	2,516,510
Textiles, Apparel & Luxury Goods	103,050	3,741,540	—	3,844,590
Thrifts & Mortgage Finance	—	399,518	—	399,518
Transportation Infrastructure	718,676	4,766,546	—	5,485,222
Wireless Telecommunication Services	—	384,601	—	384,601
All Other Industries	3,823,235	—	—	3,823,235
Preferred Stocks
Other Industry	—	116,600	—	116,600
All Other Industries	1,223,266	—	—	1,223,266
Rights
Commercial Banks	—	16,718	—	16,718
Warrants
Oil, Gas & Consumable Fuels	—	54	—	54

Total Equity Securities	24,084,406	109,049,426	433,225	133,567,057

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	inputs	Total
Other
Affiliated Money Market Fund(c)	3,556,251	—	—	3,556,251
Investments of Cash Collateral Received for Securities on Loan	—	9,649,022	—	9,649,022

Total Other	3,556,251	9,649,022	—	13,205,273

Investments in Securities	27,640,657	118,698,448	433,225	146,772,330
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	3,022	—	3,022
Liabilities
Forward Foreign Currency Exchange Contracts	—	(592)	—	(592)

Total	$27,640,657	$118,700,878	$433,225	$146,774,760

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $91,165,198.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of Oct. 31, 2010	$56,868
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	27,008
Sales	—
Purchases	349,349
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of April 30, 2011	$433,225

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2011 was $27,008.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

24  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  25

Statement of Assets and Liabilities
April 30, 2011 (Unaudited)

Assets
Investments in securities, at value*
Unaffiliated issuers (identified cost $106,037,763)	$133,567,057
Affiliated money market fund (identified cost $3,556,251)	3,556,251
Investments of cash collateral received for securities on loan Repurchase agreements (identified cost $9,649,022)	9,649,022

Total investments in securities (identified cost $119,243,036)	146,772,330
Foreign currency holdings (identified cost $197,951)	200,834
Receivable from Investment Manager	2,602
Capital shares receivable	42,135
Dividends and accrued interest receivable	565,586
Receivable for investment securities sold	161,538
Unrealized appreciation on forward foreign currency exchange contracts	3,022

Total assets	147,748,047

Liabilities
Disbursements in excess of cash	26,669
Capital shares payable	135,045
Payable for investment securities purchased	457,196
Payable upon return of securities loaned	9,649,022
Unrealized depreciation on forward foreign currency exchange contracts	592
Accrued investment management services fees	4,198
Accrued distribution fees	1,292
Accrued transfer agency fees	8,829
Accrued administrative services fees	300
Other accrued expenses	224,465

Total liabilities	10,507,608

Net assets applicable to outstanding capital stock	$137,240,439

Represented by
Capital stock — $.01 par value	$205,375
Additional paid-in capital	189,513,634
Undistributed (excess of distributions over) net investment income	(1,733,633)
Accumulated net realized gain (loss)	(78,296,101)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	27,551,164

Total — representing net assets applicable to outstanding capital stock	$137,240,439

*Value of securities on loan	$9,295,888

The accompanying Notes to Financial Statements are an integral part of this statement.

26  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$75,648,602	11,255,168	$6.72	(1)
Class B	$4,429,726	689,534	$6.42
Class C	$22,794,783	3,566,073	$6.39
Class I	$30,969,421	4,523,164	$6.85
Class R	$2,328,501	347,270	$6.71
Class R5	$1,069,406	156,288	$6.84

(1)	The maximum offering price per share for Class A is $7.13. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  27

Statement of Operations
Six months ended April 30, 2011 (Unaudited)

Investment income
Income:
Dividends	$1,293,501
Interest	11
Income distributions from affiliated money market fund	5,475
Income from securities lending — net	87,975
Foreign taxes withheld	(138,965)

Total income	1,247,997

Expenses:
Investment management services fees	729,606
Distribution fees
Class A	91,329
Class B	22,247
Class C	112,059
Class R	5,149
Transfer agency fees
Class A	81,171
Class B	4,981
Class C	24,877
Class R	2,251
Class R4	65
Class R5	56
Administrative services fees	55,252
Plan administration services fees — Class R4	499
Compensation of board members	1,595
Custodian fees	129,399
Printing and postage	21,840
Registration fees	22,750
Professional fees	32,787
Other	39,556

Total expenses	1,377,469
Expenses waived/reimbursed by the Investment Manager and its affiliates	(347,084)

Total net expenses	1,030,385

Investment income (loss) — net	217,612

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	5,181,089
Foreign currency transactions	53,726

Net realized gain (loss) on investments	5,234,815
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	10,821,835

Net gain (loss) on investments and foreign currencies	16,056,650

Net increase (decrease) in net assets resulting from operations	$16,274,262

The accompanying Notes to Financial Statements are an integral part of this statement.

28  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$217,612	$748,459
Net realized gain (loss) on investments	5,234,815	9,993,741
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	10,821,835	8,637,595

Net increase (decrease) in net assets resulting from operations	16,274,262	19,379,795

Distributions to shareholders from:
Net investment income
Class A	(1,807,758)	(19,531)
Class B	(76,985)	—
Class C	(479,224)	—
Class I	(1,082,901)	(134,655)
Class R	(47,924)	—
Class R4	(13,239)	—
Class R5	(26,667)	—

Total distributions	(3,534,698)	(154,186)

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  29

Statement of Changes in Net Assets (continued)

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
	(Unaudited)
Capital share transactions
Proceeds from sales
Class A shares	$2,214,802	$3,721,881
Class B shares	59,819	225,432
Class C shares	673,675	683,099
Class I shares	599,486	2,429,980
Class R shares	570,399	425,978
Class R4 shares	198,015	149,814
Class R5 shares	24,361	2,500
Fund merger (Note 10)
Class A shares	N/A	48,378,344
Class B shares	N/A	1,774,191
Class C shares	N/A	23,038,679
Class R shares	N/A	1,588,557
Class R5 shares	N/A	850,128
Reinvestment of distributions at net asset value
Class A shares	1,598,098	19,024
Class B shares	72,750	—
Class C shares	375,113	—
Class I shares	1,082,677	134,627
Class R shares	47,856	—
Class R4 shares	12,918	—
Class R5 shares	987	—
Conversions from Class B to Class A
Class A shares	132,312	821,528
Class B shares	(132,312)	(821,528)
Payments for redemptions
Class A shares	(9,417,832)	(13,331,001)
Class B shares	(603,180)	(1,450,526)
Class C shares	(3,258,548)	(3,529,257)
Class I shares	(11,897,325)	(2,267,750)
Class R shares	(401,768)	(303,721)
Class R4 shares	(725,679)	(131,887)

Increase (decrease) in net assets from capital share transactions	(18,773,376)	62,408,092

Total increase (decrease) in net assets	(6,033,812)	81,633,701
Net assets at beginning of period	143,274,251	61,640,550

Net assets at end of period	$137,240,439	$143,274,251

Undistributed (excess of distributions over) net investment income	$(1,733,633)	$1,583,453

The accompanying Notes to Financial Statements are an integral part of this statement.

30  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$6.12		$5.08		$3.82	$10.29		$9.35	$8.81

Income from investment operations:
Net investment income (loss)	.01		.04		.03	.04		.02	.02
Net gains (losses) (both realized and unrealized)	.74		1.00		1.23	(5.43)		2.92	1.58

Total from investment operations	.75		1.04		1.26	(5.39)		2.94	1.60

Less distributions:
Dividends from net investment income	(.15)		(.00	)(a)	—	(.16)		(.13)	(.09)
Distributions from realized gains	—		—		—	(.92)		(1.87)	(.97)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions	(.15)		(.00)		—	(1.08)		(2.00)	(1.06)

Net asset value, end of period	$6.72		$6.12		$5.08	$3.82		$10.29	$9.35

Total return	12.59%		20.57%		32.98%	(57.59%	)	37.16%	19.71%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.97%	(c)	2.50%		2.46%	1.97%		1.90%	1.83%

Net expenses after expense waiver/reimbursement(d)	1.46%	(c)	1.57%		1.66%	1.72%		1.82%	1.81%

Net investment income (loss)	.38%	(c)	.75%		.66%	.60%		.22%	.25%

Supplemental data
Net assets, end of period (in millions)	$76		$74		$25	$27		$91	$67

Portfolio turnover rate	17%		77%		174%	87%		96%	157%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
Class B	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010		2009		2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$5.82		$4.87		$3.69		$9.96		$9.11	$8.60

Income from investment operations:
Net investment income (loss)	(.01)		(.01)		.00	(a)	(.01)		(.05)	—
Net gains (losses) (both realized and unrealized)	.71		.96		1.18		(5.26)		2.83	1.51

Total from investment operations	.70		.95		1.18		(5.27)		2.78	1.51

Less distributions:
Dividends from net investment income	(.10)		—		—		(.08)		(.06)	(.03)
Distributions from realized gains	—		—		—		(.92)		(1.87)	(.97)
Tax return of capital	—		—		—		(.00	)(a)	—	—

Total distributions	(.10)		—		—		(1.00)		(1.93)	(1.00)

Net asset value, end of period	$6.42		$5.82		$4.87		$3.69		$9.96	$9.11

Total return	12.23%		19.51%		31.98%		(57.91%	)	35.94%	18.92%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	2.72%	(c)	3.25%		3.24%		2.73%		2.65%	2.60%

Net expenses after expense waiver/reimbursement(d)	2.21%	(c)	2.37%		2.43%		2.48%		2.58%	2.58%

Net investment income (loss)	(.40%	)(c)	(.17%	)	(.08%	)	(.19%	)	(.54% )	(.50% )

Supplemental data
Net assets, end of period (in millions)	$4		$5		$4		$5		$19	$17

Portfolio turnover rate	17%		77%		174%		87%		96%	157%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

	Six months
Class C	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009		2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$5.82		$4.87	$3.69		$9.97		$9.12	$8.62

Income from investment operations:
Net investment income (loss)	(.01)		.01	.00	(a)	(.01)		(.05)	—
Net gains (losses) (both realized and unrealized)	.71		.94	1.18		(5.25)		2.84	1.51

Total from investment operations	.70		.95	1.18		(5.26)		2.79	1.51

Less distributions:
Dividends from net investment income	(.13)		—	—		(.10)		(.07)	(.04)
Distributions from realized gains	—		—	—		(.92)		(1.87)	(.97)
Tax return of capital	—		—	—		(.00	)(a)	—	—

Total distributions	(.13)		—	—		(1.02)		(1.94)	(1.01)

Net asset value, end of period	$6.39		$5.82	$4.87		$3.69		$9.97	$9.12

Total return	12.16%		19.51%	31.98%		(57.87%	)	36.02%	18.90%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	2.72%	(c)	3.28%	3.24%		2.73%		2.66%	2.61%

Net expenses after expense waiver/reimbursement(d)	2.21%	(c)	2.31%	2.42%		2.48%		2.58%	2.59%

Net investment income (loss)	(.39%	)(c)	.22%	(.10%	)	(.18%	)	(.54% )	(.56% )

Supplemental data
Net assets, end of period (in millions)	$23		$23	$—		$—		$1	$1

Portfolio turnover rate	17%		77%	174%		87%		96%	157%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
Class I	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$6.24		$5.18	$3.87	$10.41		$9.46	$8.89

Income from investment operations:
Net investment income (loss)	.02		.05	.05	.08		.06	.06
Net gains (losses) (both realized and unrealized)	.77		1.03	1.26	(5.51)		2.94	1.61

Total from investment operations	.79		1.08	1.31	(5.43)		3.00	1.67

Less distributions:
Dividends from net investment income	(.18)		(.02)	—	(.19)		(.18)	(.13)
Distributions from realized gains	—		—	—	(.92)		(1.87)	(.97)
Tax return of capital	—		—	—	(.00	)(a)	—	—

Total distributions	(.18)		(.02)	—	(1.11)		(2.05)	(1.10)

Net asset value, end of period	$6.85		$6.24	$5.18	$3.87		$10.41	$9.46

Total return	12.91%		20.97%	33.85%	(57.42%	)	37.59%	20.41%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.50%	(c)	1.83%	1.67%	1.45%		1.46%	1.34%

Net expenses after expense waiver/reimbursement(d)	1.01%	(c)	1.14%	1.21%	1.30%		1.46%	1.34%

Net investment income (loss)	.73%	(c)	.96%	1.11%	1.17%		.66%	.70%

Supplemental data
Net assets, end of period (in millions)	$31		$38	$31	$14		$26	$15

Portfolio turnover rate	17%		77%	174%	87%		96%	157%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

	Six months		Year ended
Class R	ended April 30,		Oct. 31,
Per share data	2011		2010(e)
	(Unaudited)
Net asset value, beginning of period	$6.10		$5.44

Income from investment operations:
Net investment income (loss)	.01		.02
Net gains (losses) (both realized and unrealized)	.75		.64

Total from investment operations	.76		.66

Less distributions:
Dividends from net investment income	(.15)		—

Net asset value, end of period	$6.71		$6.10

Total return	12.66%		12.13%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	2.21%	(c)	2.66%	(c)

Net expenses after expense waiver/reimbursement(d)	1.73%	(c)	1.87%	(c)

Net investment income (loss)	.17%	(c)	.59%	(c)

Supplemental data
Net assets, end of period (in millions)	$2		$2

Portfolio turnover rate	17%		77%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months		Year ended
Class R5	ended April 30,		Oct. 31,
Per share data	2011		2010(e)
	(Unaudited)
Net asset value, beginning of period	$6.23		$5.53

Income from investment operations:
Net investment income (loss)	.03		.05
Net gains (losses) (both realized and unrealized)	.75		.65

Total from investment operations	.78		.70

Less distributions:
Dividends from net investment income	(.17)		—

Net asset value, end of period	$6.84		$6.23

Total return	12.89%		12.66%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.50%	(c)	1.96%	(c)

Net expenses after expense waiver/reimbursement(d)	1.02%	(c)	1.15%	(c)

Net investment income (loss)	.84%	(c)	1.35%	(c)

Supplemental data
Net assets, end of period (in millions)	$1		$1

Portfolio turnover rate	17%		77%

Notes to Financial Highlights

(a)	Rounds to less than $0.01 per share.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e)	For the period from March 15, 2010 (when shares became available) to Oct. 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

36  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
April 30, 2011 (Unaudited)

1.	ORGANIZATION

RiverSource Partners International Small Cap Fund (the Fund) is a series of RiverSource International Managers Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class R5 shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

At March 3, 2011, all Class R4 shares were liquidated.

Class R5 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

At April 30, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into

38  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2011, foreign currency holdings consisted of multiple denominations, primarily Brazilian reais.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Illiquid securities
At April 30, 2011, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

of purchase. The aggregate value of such securities at April 30, 2011 was $561,705 representing 0.41% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income,

40  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at April 30, 2011

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
Risk exposure	and Liabilities		and Liabilities
category	location	Fair value	location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$3,022	Unrealized depreciation on forward foreign currency exchange contracts	$592

Effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2011

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency
Risk exposure category	exchange contracts
Foreign exchange contracts	$(13,504)

42  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency
Risk exposure category	exchange contracts
Foreign exchange contracts	$1,925

Volume of derivative instruments for the six months ended April 30, 2011
Contracts opened
Forward foreign currency exchange contracts	1,033

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser. See Subadvisory agreement below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.12% to 0.995% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Small-Cap Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $43,923 for the six months ended April 30, 2011. The management fee for the six months ended April 30, 2011 was 1.06% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Subadvisory agreement
The Investment Manager has a subadvisory agreement with Columbia Wanger Asset Management, LLC (Columbia WAM). The Investment Manager contracts with and compensates Columbia WAM to manage the investment of the Fund’s assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended April 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2011, there were no expenses incurred for these particular items.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries the maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc. which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

44  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

For the six months ended April 30, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R	0.22
Class R5	0.01

The Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman Global Smaller Companies Fund, which was acquired by the Fund on March 26, 2010 (see Note 10), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $104,726. The liability remaining at April 30, 2011 for non-recurring charges associated with the lease amounted to $69,350 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $190,000 for Class B shares. This amount is based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $11,381 for Class A, $2,275 for Class B and $763 for Class C for the six months ended April 30, 2011.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective Jan. 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.52%
Class B	2.27
Class C	2.27
Class I	1.07
Class R	1.77
Class R5	1.12

Prior to Jan. 1, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class’ average daily net assets:

Class A	1.52%
Class B	2.30
Class C	2.28
Class I	1.07
Class R	1.87
Class R5	1.12

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $22,039,264 and $41,102,559, respectively, for the six months ended April 30, 2011. Realized gains and losses are determined on an identified cost basis.

46  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
Class A
Sold	349,843	675,880
Fund merger	N/A	8,787,820
Converted from Class B*	21,349	150,198
Reinvested distributions	262,413	3,651
Redeemed	(1,510,993)	(2,436,086)

Net increase (decrease)	(877,388)	7,181,463

Class B
Sold	9,706	43,241
Fund merger	N/A	336,920
Reinvested distributions	12,479	—
Converted to Class A*	(22,340)	(157,378)
Redeemed	(100,937)	(278,941)

Net increase (decrease)	(101,092)	(56,158)

Class C
Sold	111,280	131,702
Fund merger	N/A	4,380,120
Reinvested distributions	64,675	—
Redeemed	(547,799)	(673,964)

Net increase (decrease)	(371,844)	3,837,858

Class I
Sold	90,852	434,198
Reinvested distributions	174,907	25,401
Redeemed	(1,871,443)	(409,761)

Net increase (decrease)	(1,605,684)	49,838

Class R
Sold	91,671	78,124
Fund merger	N/A	288,672
Reinvested distributions	7,871	—
Redeemed	(64,105)	(54,963)

Net increase (decrease)	35,437	311,833

Class R4
Sold	31,198	27,185
Reinvested distributions	2,094	—
Redeemed	(114,248)	(24,405)

Net increase (decrease)	(80,956)	2,780

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

	Six months ended	Year ended
	April 30, 2011	Oct. 31, 2010
Class R5
Sold	3,727	452
Fund merger	N/A	151,949
Reinvested distributions	160	—

Net increase (decrease)	3,887	152,401

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2011, securities valued at $9,295,888 were on loan, secured by cash collateral of $9,649,022 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

48  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

services provided and any other securities lending expenses. Net income of $87,975 earned from securities lending for the six months ended April 30, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $22,571,356 and $25,793,164, respectively, for the six months ended April 30, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at April 30, 2011, can be found in the Portfolio of Investments.

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended April 30, 2011.

10.	FUND MERGER

At the close of business on March 26, 2010, RiverSource Partners International Small Cap Fund acquired the assets and assumed the identified liabilities of Seligman Global Smaller Companies Fund. The merger was completed after shareholders of the acquired fund approved the plan on March 10, 2010.

The aggregate net assets of RiverSource Partners International Small Cap Fund immediately before the acquisition were $64,457,843 and the combined net assets immediately after the acquisition were $140,087,742.

The acquisition was accomplished by a tax-free exchange of 6,713,149 shares of Seligman Global Smaller Companies Fund valued at $75,629,899.

In exchange for Seligman Global Smaller Companies Fund shares, RiverSource Partners International Small Cap Fund issued the following number of shares:

Shares
Class A	8,787,820
Class B	336,920
Class C	4,380,120
Class R	288,672
Class R5	151,949

For financial reporting purposes, net assets received and shares issued by RiverSource Partners International Small Cap Fund were recorded at fair value; however, Seligman Global Smaller Companies Fund’s cost of investments was carried forward to align ongoing reporting of RiverSource Partners International Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Global Smaller Companies Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger closing date were as follows:

Total net assets	$75,629,899
Capital stock	143,100,513
Excess of distributions over net investment income	(427,756)
Accumulated net realized loss	(69,939,059)
Unrealized appreciation	2,896,201

50  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

The financial statements reflect the operations of RiverSource Partners International Small Cap Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Global Smaller Companies Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed. Assuming the merger had been completed on Nov. 1, 2009, RiverSource Partners International Small Cap Fund’s pro-forma net investment income, net gain on investments, and net increase in net assets from operations for the year ended Oct. 31, 2010 would have been $700,000, $18.2 million and $30.4 million, respectively.

11.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $83,153,018 at Oct. 31, 2010, that if not offset by capital gains will expire as follows:

2016	2017
$18,328,621	$64,824,397

For the year ended Oct. 31, 2010, $7,197,687 was utilized and $13,505,149 expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign/emerging markets risk
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

13.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of the Fund approved a proposal to merge the Fund with and into Columbiasm Acorn International®. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. The proposal was approved at a meeting of shareholders held on April 27, 2011 and the merger is expected to close on or about August 12, 2011.

14.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on

52  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eight Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

54  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreements

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to RiverSource Partners International Small Cap Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”). In addition, under the subadvisory agreement (the “Subadvisory Agreement”) between Columbia Management and Columbia Wanger Asset Management LLC (the “Subadviser”), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Directors (the “Board”), including the independent Board members (the “Independent Directors”), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the “Advisory Agreements”). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2011, including reports based on analyses of data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors (“Independent Legal Counsel”) in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., independent legal counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees)

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  55

Approval of Investment Management Services
Agreements (continued)

regularly meets with portfolio management teams and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

In August 2010, the Board approved a proposal to merge the Fund with and into Columbia Acorn International (the “Merger”). However, since the Merger was not expected to close until after the termination date of the Fund’s current Advisory Agreements, the Board, at its April 12-14, 2011 in-person Board meeting (the “April Meeting”), considered the renewal of the Advisory Agreements for at least an interim period that would end upon the closing of the Merger. Thus, at the April Meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board’s consideration of the Advisory Agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser:  The Independent Directors analyzed various reports and presentations they had received detailing the services performed by Columbia Management and the Subadviser, as well as their expertise, resources and capabilities. The Independent Directors specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including, implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Directors noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Directors took into account their meetings with Columbia Management’s new Chief Investment Officer and considered the additional risk and portfolio management oversight now applied to the Funds as a result. The Independent Directors also assessed the adequacy of the current level and quality of Columbia Management’s technological resources and considered

56  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

management’s commitments to enhance existing resources in this area. The Independent Directors also noted the extensive information they received on the various portfolio management changes which have been implemented since the close of the Columbia Transaction (with certain legacy Columbia Fund portfolio managers now responsible for managing various legacy RiverSource Funds).

Moreover, in connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser) and each entity’s ability to carry out its responsibilities under the Advisory Agreements. In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. The Board noted its approval of the Merger.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser during the anticipated limited term of the Subadvisory Agreement (until the close of the Merger).

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  57

Approval of Investment Management Services
Agreements (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:  The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its peer group, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Funds (excluding the effect of a performance incentive adjustment), are at, or below, the median expense ratio of funds in the same comparison group). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer group’s median expense ratio shown in the reports. The Board also considered the Fund’s performance incentive adjustment. The Board considered that although the Fund continues to be subject to a PIA: (i) the effective period of the Fund’s IMS Agreement, if renewed, will be limited to a brief period until the close of the Merger; and (ii) Columbia Acorn International is subject to the new form of investment management services agreement, which does not impose a PIA. The Board also observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds, including information depicting, to the extent reasonably practicable, the expected impact of the Columbia Transaction and the integration initiatives on profitability. In this regard, the Board observed that 2010 profitability was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia

58  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. However, the Board observed that this factor would not be relevant given the impending close of the Merger and the elimination of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 14, 2011, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements.

Results of Meeting of Shareholders

RiverSource Partners International Small Cap Fund

Special Meeting of Shareholders held on Feb. 15, 2011 and April 27, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total number of dollars outstanding in the Fund.

Proposal 1. To approve an Agreement and Plan of Reorganization between RiverSource Partners International Small Cap Fund and Columbiasm Acorn International® Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
69,476,682.818	3,796,208.306	3,852,010.372	0.00

Proposal 2. To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	1,049,902,229.408	22,422,389.052	0.00	0.00
02	Edward J. Boudreau, Jr.	1,049,654,847.032	22,669,771.428	0.00	0.00
03	Pamela G. Carlton	1,050,290,432.499	22,034,185.961	0.00	0.00

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT  59

Results of Meeting of Shareholders (continued)

		Dollars Voted	Dollars Voted		Broker
		‘‘For”	‘‘Withhold”	Abstentions	Non-Votes
04	William P. Carmichael	1,049,190,203.983	23,134,414.476	0.00	0.00
05	Patricia M. Flynn	1,050,076,997.069	22,247,621.390	0.00	0.00
06	William A. Hawkins	1,049,397,261.760	22,927,356.699	0.00	0.00
07	R. Glenn Hilliard	1,049,130,463.734	23,194,154.726	0.00	0.00
08	Stephen R. Lewis, Jr.	1,049,215,645.860	23,108,972.599	0.00	0.00
09	John F. Maher	1,049,869,047.967	22,455,570.492	0.00	0.00
10	John J. Nagorniak	1,049,370,610.504	22,954,007.956	0.00	0.00
11	Catherine James Paglia	1,050,162,862.892	22,161,755.568	0.00	0.00
12	Leroy C. Richie	1,049,316,977.505	23,007,640.955	0.00	0.00
13	Anthony M. Santomero	1,049,390,977.133	22,933,641.326	0.00	0.00
14	Minor M. Shaw	1,049,378,414.089	22,946,204.371	0.00	0.00
15	Alison Taunton-Rigby	1,049,762,832.025	22,561,786.435	0.00	0.00
16	William F. Truscott	1,049,642,526.104	22,682,092.355	0.00	0.00

Proposal 3. To approve the proposed amendment to the Articles of Incorporation of RiverSource International Managers Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
974,697,714.218	17,086,274.376	16,523,043.696	64,017,586.170

*	All dollars of RiverSource International Managers Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

60  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND — 2011 SEMIANNUAL REPORT

RiverSource Partners International Small Cap Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6269 K (6/11)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource International Managers Series, Inc.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011

By	/s/ Michael G. Clarke

Michael G. Clarke
Treasurer and Principal Financial Officer

Date	June 21, 2011